                                                               File No. 33-83240
                                                               File No. 811-8726
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
      Pre-Effective Amendment No.                                            [_]
                                 -----
     Post-Effective Amendment No.  7                                         [X]
                                 -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                    Amendment No.  10                                        [X]
                                 -----

                        (Check appropriate box or boxes)

        T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT
                 LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (914) 697-4748

Roger K. Viola, Secretary and Vice President
First Security Benefit Life Insurance and Annuity
  Company of New York
700 SW Harrison Street, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000, pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on May 1, 2000, pursuant to paragraph (a)(1) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_] on May 1, 2000, 1999, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under
individual   flexible   premium  deferred   variable   annuity   contracts  (the
"Contract").

VARIABLE ANNUITY PROSPECTUS

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
      An Individual Flexible Premium
      Deferred Variable Annuity Contract


      May 1, 2000

      --------------------------------------------------------------------------
      ISSUED BY:
      First Security Benefit Life Insurance and Annuity
      Company of New York
      70 West Red Oak Lane, 4th Floor
      White Plains, New York 10604
      1-914-697-4748

INTRODUCTION
--------------------------------------------------------------------------------

    * THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    * THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE T. ROWE PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC. AND THE T. ROWE PRICE INTERNATIONAL SERIES, INC. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

    This Prospectus describes the T. Rowe Price No-Load Variable Annuity--a flexible premium deferred variable annuity contract (the "Contract") issued by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

    You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

    T. Rowe Price New America Growth Portfolio
    T. Rowe Price Mid-Cap Growth Portfolio
    T. Rowe Price Equity Income Portfolio
    T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

    T. Rowe Price Limited-Term Bond Portfolio
    T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

    T. Rowe Price International Stock Portfolio


    The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

    Amounts that you allocate to the Subaccounts will vary based on investment performance of the Subaccounts. The Company does not guarantee any minimum amount of Account Value in the Subaccounts.


    Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in "The Fixed Interest Account," page 27. The Company guarantees Account Value in the Fixed Interest Account.

    When you are ready to begin receiving Annuity Payments, the Contract provides several options for Annuity Payments (see "Annuity Options," page 24.)


    You may return a Contract according to the terms of its Free-Look Right (see "Free-Look Right," page 20). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2000, which has been filed with the Securities and Exchange Commission (the "SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604. The table of contents of the Statement of Additional Information is set forth on page 41 of this Prospectus.

    Date: May 1, 2000

CONTENTS
--------------------------------------------------------------------------------

    * THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

    Definitions                                                             5
    ----------------------------------------------------------------------------
    Summary                                                                 7
    ----------------------------------------------------------------------------
    Expense Table                                                           9
    ----------------------------------------------------------------------------
    Condensed Financial Information                                        11
    ----------------------------------------------------------------------------
    Information About the Company, the Separate Account, and the Funds     12
    ----------------------------------------------------------------------------
    The Contract                                                           14
    ----------------------------------------------------------------------------
    Charges and Deductions                                                 22
    ----------------------------------------------------------------------------
    Annuity Payments                                                       23
    ----------------------------------------------------------------------------
    The Fixed Interest Account                                             27
   ----------------------------------------------------------------------------
    More About the Contract                                                30
    ----------------------------------------------------------------------------
    Federal Tax Matters                                                    31
    ----------------------------------------------------------------------------
    Other Information                                                      37
    ----------------------------------------------------------------------------
    Performance Information                                                40
    ----------------------------------------------------------------------------
    Additional Information                                                 41
    ----------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

    *   VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

    ACCOUNT VALUE The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

    ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

    ACCUMULATION UNIT A unit of measure used to calculate Account Value.

    ANNUITANT The person or persons on whose life Annuity Payments depend under Annuity Options 1 through 4. If Joint Annuitants are named in the Contract, "Annuitant" means both Annuitants unless otherwise stated. The Annuitant receives Annuity Payments during the Annuity Period.

    ANNUITY A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

    ANNUITY OPTIONS or OPTIONS Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

    ANNUITY PAYMENTS Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

    ANNUITY PERIOD The period beginning on the Annuity Payout Date during which Annuity Payments are made.


    ANNUITY PAYOUT DATE The date when Annuity Payments are scheduled to begin.


    AUTOMATIC INVESTMENT PROGRAM A program pursuant to which purchase payments are automatically paid from your checking account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

    CONTRACT DATE The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that the initial purchase payment is credited to the Contract.

    CONTRACTOWNER or OWNER The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

    CONTRACT YEAR Each 12-month period measured from the Contract Date.

    DESIGNATED BENEFICIARY The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period or the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above is alive, the Owner's Estate.

    FIXED INTEREST ACCOUNT An account that is part of the Company's General Account in which all or a portion of the Account Value may be held for accumulation at fixed rates of interest (which may not be less than 3%) declared by the Company periodically at its discretion.

    FUNDS T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

    GENERAL ACCOUNT All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

    PAYMENT UNIT A unit of measure used to calculate Annuity Payments under Options 1 through 4.

    PURCHASE PAYMENT The amounts paid to the Company as consideration for the Contract.

    SEPARATE ACCOUNT The T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, a separate account of the Company. Account Value may be allocated to Subaccounts of the Separate Account for variable accumulation.

    SUBACCOUNT A division of the Separate Account of the Company which invests in a separate Portfolio of one of the Funds. Currently, seven Subaccounts are available under the Contract.

    VALUATION DATE Each date on which the Separate Account is valued, which currently includes each day that the Company and the New York Stock Exchange are open for trading. The Company and the New York Stock Exchange are closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    VALUATION PERIOD A period used in measuring the investment experience of each Subaccount. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

    WITHDRAWAL VALUE The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company.

SUMMARY
--------------------------------------------------------------------------------

    This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relate to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account," page 27 and in the Contract.

PURPOSE OF THE CONTRACT

    The  flexible  premium  deferred  variable  annuity  contract   ("Contract")
    described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.


    You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). If you are eligible, you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). See the discussion of IRAs under "Section 408 and Section 408A," page 35.


THE SEPARATE ACCOUNT AND THE FUNDS

    You may allocate your purchase payments to the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the "Separate Account"). See "Separate Account," page 12. The Separate Account is currently divided into seven divisions referred to as Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. Each of the Funds' Portfolios has a different investment objective or objectives. Each Portfolio is listed under its respective Fund below.

    T. ROWE PRICE EQUITY SERIES, INC.

    T. Rowe Price New America Growth Portfolio
    T. Rowe Price Mid-Cap Growth Portfolio
    T. Rowe Price Equity Income Portfolio
    T. Rowe Price Personal Strategy Balanced Portfolio

    T. ROWE PRICE FIXED INCOME SERIES, INC.

    T. Rowe Price Limited-Term Bond Portfolio
    T. Rowe Price Prime Reserve Portfolio

    T. ROWE PRICE INTERNATIONAL SERIES, INC.

    T. Rowe Price International Stock Portfolio

    Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the corresponding Portfolio in which such Subaccount invests. The Contractowner bears the investment risk for amounts allocated to a Subaccount.

FIXED INTEREST ACCOUNT

    You may allocate all or part of your purchase payments to the Fixed Interest Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account," page 27.

PURCHASE PAYMENTS

    If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 if made pursuant to an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 if made pursuant to an Automatic Investment Program) for a Qualified Plan. See "Purchase Payments," page 15.

CONTRACT BENEFITS

    You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in "The Contract," page 14, "Annuity Payments," page 23 and "The Fixed Interest Account," page 27.

    At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 7. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in "The Fixed Interest Account," page 27. See "Full and Partial Withdrawals," page 19, "Annuity Payments," page 23 and "Federal Tax Matters," page 31 for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

    The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit," page 21 for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options. See "Annuity Payments," page 23.

FREE-LOOK RIGHT


    You may return the Contract within the Free-Look Period, which is generally a 30-day period beginning when you receive the Contract. In this event, the Company will refund to you the amount of purchase payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts. The Company will refund purchase payments allocated to the Subaccounts rather than the Account Value in those circumstances in which it is required to do so. See "Free-Look Right," on page 20.


CHARGES AND DEDUCTIONS

    The Company does not deduct a sales load from purchase payments. The Company will deduct certain charges in connection with the Contract as described below.


    * MORTALITY AND EXPENSE RISK CHARGE The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge," page 22.


    * PREMIUM TAX CHARGE The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted when Annuity Payments begin or upon full withdrawal if the Company incurs a premium tax. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes, if imposed, when due or anytime thereafter. See "Premium Tax Charge," page 22.

    * OTHER EXPENSES The Company pays the operating expenses of the Separate Account. Investment management fees and operating expenses of the Funds are paid by the Funds and are reflected in the net asset value of Fund shares. For a description of these charges and expenses, see the prospectus for the Funds.

CONTACTING THE COMPANY

    You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.

EXPENSE TABLE
--------------------------------------------------------------------------------

    The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly if you allocate Account Value to the Subaccounts. The table reflects any contractual charges, expenses of the Separate Account, and charges and expenses of the Portfolios. The table does not reflect premium taxes that may be imposed by various jurisdictions. See "Premium Tax Charge," page 22. The information contained in the table is not applicable to amounts allocated to the Fixed Interest Account.

    For a complete description of a Contract's costs and expenses, see "Charges and Deductions," page 22. For a more complete description of each Portfolio's costs and expenses, see the Portfolio's prospectus, which accompanies this Prospectus.

TABLE 1

--------------------------------------------------------------------------------
    CONTRACTOWNER TRANSACTION EXPENSES

    Sales Load on Purchase Payments                               None

    Annual Maintenance Fee                                        None

    ANNUAL SEPARATE ACCOUNT EXPENSES

    Annual Mortality and Expense Risk Charge

    (as a percentage of each Subaccount's average
     daily net assets)                                          0.55%
                                                                -----
    Total Annual Separate Account Expenses                      0.55%

    ANNUAL PORTFOLIO EXPENSES (AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS)

                                                                                          TOTAL
                                                            MANAGEMENT*      OTHER      PORTFOLIO
                                                               FEE          EXPENSES     EXPENSES
    T. Rowe Price New America Growth Portfolio                 .85%            0%          .85%

    T. Rowe Price International Stock Portfolio               1.05%            0%         1.05%

    T. Rowe Price Mid-Cap Growth Portfolio                     .85%            0%          .85%

    T. Rowe Price Equity Income Portfolio                      .85%            0%          .85%

    T. Rowe Price Personal Strategy Balanced Portfolio         .90%            0%          .90%

    T. Rowe Price Limited-Term Bond Portfolio                  .70%            0%          .70%

    T. Rowe Price Prime Reserve Portfolio                      .55%            0%          .55%
    ----------------------------------------------------------------------------------------------

    *  The management fee includes the ordinary expenses of operating the Funds.

    EXAMPLES

    The example presented below shows expenses that you would pay at the end of one, three, five, or ten years. The example shows expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical annual return of 5%. The information presented applies if, at the end of those time periods, the Contract is (1) surrendered, (2) annuitized, or (3) not surrendered or annuitized.

    You should not consider the example below a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The 5% return assumed in the example is hypothetical and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

    EXAMPLE - You would pay the expenses shown below during the Accumulation Period and during the Annuity Period:

    ----------------------------------------------------------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
      New America Growth Subaccount                 $14         $44          $77         $168

      International Stock Subaccount                $16         $50          $87         $190

      Mid-Cap Growth Subaccount                     $14         $44          $77         $168

      Equity Income Subaccount                      $14         $44          $77         $168

      Personal Strategy Balanced Subaccount         $15         $46          $79         $174

      Limited-Term Bond Subaccount                  $13         $40          $69         $151

      Prime Reserve Subaccount                      $11         $35          $61         $134
    ----------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The following condensed financial information presents accumulation unit values for the years ended December 31, 1999, 1998, 1997 and 1996, as well as ending accumulation units outstanding under each Subaccount.

----------------------------------------------------------------------------------------------------------
                                                      1999          1998          1997          1996
  NEW AMERICA GROWTH SUBACCOUNT
  Accumulation unit value:
    Beginning of period                              $22.72        $19.27        $16.00        $10.00
    End of period                                    $25.47        $22.72        $19.27        $16.00
  Accumulation units:
    Outstanding at the end of period                172,664       188,096       170,990       143,768

  INTERNATIONAL STOCK SUBACCOUNT
  Accumulation unit value:
    Beginning of period                              $15.08        $13.09        $12.77        $10.00
    End of period                                    $19.99        $15.08        $13.09        $12.77
  Accumulation units:
    Outstanding at the end of period                126,636       126,224       123,502        86,235

  EQUITY INCOME SUBACCOUNT
  Accumulation unit value:
    Beginning of period                              $20.42        $18.84        $14.70        $10.00
    End of period                                    $21.07        $20.42        $18.84        $14.70
  Accumulation units:
    Outstanding at the end of period                307,417       341,036       320,917       181,250

  PERSONAL STRATEGY BALANCED SUBACCOUNT
  Accumulation unit value:
    Beginning of period                              $18.04        $15.86        $13.51        $10.00
    End of period                                    $19.44        $18.04        $15.86        $13.51
  Accumulation units:
    Outstanding at the end of period                 89,204        94,177        76,311        39,697

  LIMITED TERM-BOND SUBACCOUNT
  Accumulation unit value:
    Beginning of period                              $12.37        $11.60        $10.92        $10.00
    End of period                                    $12.39        $12.37        $11.60        $10.92
  Accumulation units:
    Outstanding at the end of period                 35,572        40,576        41,943        33,375

  MID-CAP GROWTH SUBACCOUNT*
  Accumulation unit value:
    Beginning of period                              $14.34        $11.82        $10.00
    End of period                                    $17.65        $14.34        $11.82
  Accumulation units:
    Outstanding at the end of period                187,779       155,295        91,142

  PRIME RESERVE SUBACCOUNT*
  Accumulation unit value:
    Beginning of period                              $10.97        $10.47        $10.00
    End of period                                    $11.44        $10.97        $10.47
  Accumulation units:
    Outstanding at the end of period                 99,390        99,654        75,383

----------------------------------------------------------------------------------------------------------

*The Mid-Cap Growth and Prime Reserve Subaccounts commenced operations on January 2, 1997.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

    The Company is a stock life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company which is wholly-owned by Security Benefit Life Insurance Company, a stock life insurance company, organized under the laws of the State of Kansas. On July 31, 1998, Security Benefit Life Insurance Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who owned Security Benefit Life policies as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from Security Benefit Life after that date automatically become members in the mutual holding company.

PUBLISHED RATINGS

    The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

    T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

    The Company established the T. Rowe Price Variable Annuity Account as a separate account under New York law on November 1, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

    The Separate Account is currently divided into seven Subaccounts. The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios of the Funds or in other securities, mutual funds, or investment vehicles. Under its contract with the distributor, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. For more information about the distributor, see "Distribution of the Contract," page 39.

    The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

THE FUNDS

    The T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc. are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds. Together, the Funds currently have seven separate
    Portfolios, each of which pursues different investment objectives and policies.

    In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable annuity separate accounts of other insurance companies, including insurance companies affiliated with the Company. In the future, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Funds. Currently neither the Company nor the Funds foresee any such disadvantages to either variable annuity owners or variable life insurance owners. The management of the Funds intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what action, if any, should be taken in response. In addition, if the Company believes that any Fund's response to any of those events or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see the Funds' prospectus.

    A summary of the investment objective of each Portfolio of the Funds is set forth below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of the Funds, including information on the risks associated with the investments and investment techniques of each Portfolio.

    THE FUNDS' PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

    T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO


    The investment objective of the New America Growth Portfolio is long-term growth of capital through investments primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.


    T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

    The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

    T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

    The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing primarily in common stocks of medium-sized growth companies.

    T. ROWE PRICE EQUITY INCOME PORTFOLIO

    The investment objective of the Equity Income Portfolio is to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

    T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

    The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

    T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

    The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuation by investing primarily in short- and intermediate-term investment grade debt securities.

    T. ROWE PRICE PRIME RESERVE PORTFOLIO

    The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

THE INVESTMENT ADVISERS

    T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. Rowe Price-Fleming International, Inc. ("Price-Fleming"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. Price-Fleming's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. As Investment Adviser to the Portfolios, T. Rowe Price and Price-Fleming are responsible for selection and management of portfolio investments. T. Rowe Price and Price-Fleming are registered with the SEC as investment advisers.

    T. Rowe Price and Price-Fleming are not affiliated with the Company, and the Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

    The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

    The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code ("Qualified Plan"). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT

    If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the Company. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

    The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

    If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 if made pursuant to an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 if made pursuant to an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. Cumulative purchase payments exceeding $1 million will not be accepted under a Contract without prior approval of the Company.

    The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at P.O. Box 2788, Topeka, Kansas 66601-9804; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.


    The Company will credit subsequent purchase payments as of the end of the Valuation Period during which they are received. You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The minimum initial purchase payment must be paid before the Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.


ALLOCATION OF PURCHASE PAYMENTS

    In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. The allocation must be a whole percentage. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. Available allocation alternatives include the seven Subaccounts and the Fixed Interest Account. You may change the purchase payment allocation instructions by submitting a proper written request to the Company. A proper change in allocation instructions will be effective upon receipt by the Company and will continue in effect until subsequently changed. You may change your purchase payment allocation instructions by telephone or by sending a request in writing to the Company. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value among the Subaccounts and the Fixed Interest Account as described in "Exchanges of Account Value," page 18.

DOLLAR COST AVERAGING OPTION

    Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the Subaccount's price as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

    You may request a Dollar Cost Averaging Request form from the Company. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time.

    To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

    After the Company has received a Dollar Cost Averaging Request in proper form, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Company of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until the Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that are allowed as discussed in "Exchanges of Account Value," page 18.

    You may instruct the Company at any time to terminate the option by written request to the Company. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the Company. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services.

    Account Value also may be dollar cost averaged to or from the Fixed Interest Account, subject to certain restrictions described under "The Fixed Interest Account," page 27.

ASSET REBALANCING OPTION

    Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

    To elect the Asset Rebalancing Option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you must indicate the applicable Subaccounts and the percentage of Account Value which should be allocated to each of the applicable Subaccounts each quarter under the Asset Rebalancing Option. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

    This option will result in the exchange of Account Value to one or more of the Subaccounts on the date you specify or, if no date is specified, on the date of the Company's receipt of the Asset Rebalancing Request in proper form and on each quarterly anniversary of the applicable date thereafter. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that are allowed as discussed below.

    You may instruct us to terminate this option at any time by written request to the Company. This option will terminate automatically in the event that you exchange Account Value (outside the Asset Rebalancing option) by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to resume Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the Company. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services.

    Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing, subject to certain restrictions described under "The Fixed Interest Account," page 27.

EXCHANGES OF ACCOUNT VALUE

    Prior to the Annuity Payout Date, you may exchange Account Value among the Subaccounts upon proper written request to the Company. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if an Authorization for Telephone Requests form has been properly completed, signed, and filed at the Company. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount.

    You may also exchange Account Value between the Subaccounts and the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described in "The Fixed Interest Account," page 27. For a discussion of exchanges after the Annuity Payout Date, see "Annuity Payments," page 23.

ACCOUNT VALUE

    The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

    On each Valuation Date, the portion of the Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount for that date. See "Determination of Account Value," below. No minimum amount of Account Value is guaranteed. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

    Account Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Account Value, payment of subsequent purchase payments, partial withdrawals, Annuity Payments under Options 5 through 7 , and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Portfolios and any dividends or distributions declared by the corresponding Portfolios. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

    Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the particular Subaccount as of the end of the Valuation Period in which the purchase payment is credited. In addition, other transactions including full or partial withdrawals, exchanges, Annuity Payments under Options 5 through 7, and assessment of premium taxes against the Contract, all affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the affected Subaccount. The price of each Subaccount is determined as of each Valuation Date. The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the price of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

    The price of each Subaccount's units initially was $10. Determination of the price of a Subaccount takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio of the Funds, (2) any dividends or distributions paid by the corresponding Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

    Prior to the Annuity Payout Date, you may surrender the Contract for its Withdrawal Value or make a partial withdrawal of Account Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from the Account Value at any time while the Owner is living, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under applicable law. Withdrawals after the Annuity Payout Date are permitted only under Annuity Options 5 through 7. See "Annuity Payments," page 23. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company. A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

    The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by the Company, less any premium taxes due and paid by the Company.

    You may request a partial withdrawal as a specified percentage or dollar amount of Account Value. Each partial withdrawal must be for at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request. Upon payment, the Account Value will be reduced by an amount equal to the payment and any applicable premium tax. If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

    The amount of a partial withdrawal will be deducted from the Account Value in the Subaccounts and the Fixed Interest Account, according to your instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account," page 27. If you do not specify the allocation, the Company will contact you for instructions, and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge," page 22.

    A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner's attaining age 59 1/2, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal under the Contract. See "Federal Tax Matters," page 31.

SYSTEMATIC WITHDRAWALS

    The Company currently offers a feature under which you may elect to receive systematic withdrawals of Account Value by sending a properly completed Systematic Withdrawal Request form to the Company. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. You may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or as based upon the life expectancy of the Owner or the Owner and a beneficiary, and the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually, or annually. You may stop or modify systematic withdrawals upon proper written request to the Company at least 30 days in advance of the requested date of termination or modification.

    Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium taxes. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

    The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.

    The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under "The Fixed Interest Account," page 27. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax imposed on withdrawals made prior to the Owner's attaining age 59 1/2. See "Federal Tax Matters," page 31.

FREE-LOOK RIGHT

    You may return a Contract within the Free-Look Period, which is a 30-day period beginning when you receive the Contract. The returned Contract will then be deemed void and the Company will refund any purchase payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts as of the end of the Valuation Period during which the returned Contract is received by the Company. The Company will return purchase payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so.

DEATH BENEFIT

    If the Owner dies during the Accumulation Period, the Company will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner during the Accumulation Period and instructions regarding payment. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant during the Accumulation Period and instructions regarding payment, and the amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of an Owner occurs on or after the Annuity Payout Date, no death benefit proceeds will be payable under the Contract, except that any guaranteed Annuity Payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of death. See "Annuity Options," page 24.

    The death benefit proceeds will be the death benefit reduced by any premium taxes due or paid by the Company. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of (1) the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company, (2) the total purchase payments received less any reductions caused by previous withdrawals, or (3) the stepped-up death benefit. The stepped-up death benefit is: (a) the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (b) any purchase payments made since the applicable fifth annual Contract anniversary, less (c) any withdrawals since the applicable anniversary.

    If an Owner dies during the Accumulation Period and the Contract was issued to the Owner after age 75, the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company.

    The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. If the Designated Beneficiary is to receive Annuity Payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters," page 31 for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS

    For Contracts issued in connection with Non-Qualified Plans, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force until the earlier of the surviving spouse's death or the Annuity Payout Date or to receive the death benefit proceeds. For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of the Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

    For Contracts issued in connection with Qualified Plans, the terms of any Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

    If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed Annuity Payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See "Annuity Options," page 24.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE


    The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate of 0.55% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts.


    The expense risk borne by the Company is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the profit realized from the mortality and expense risk charge. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company assumes a mortality risk in connection with the death benefit under the Contract.


    The Company may ultimately realize a profit from the mortality and expense risk charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional and administrative expenses.


PREMIUM TAX CHARGE

    Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted upon the Annuity Payout Date, upon full or partial withdrawal, or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes, if imposed, when due or any time thereafter.

OTHER CHARGES

    The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes," page 31.

GUARANTEE OF CERTAIN CHARGES


    The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.


FUND EXPENSES

    Each Subaccount purchases shares at the net asset value of the corresponding Portfolio of the Funds. Each Portfolio's net asset value reflects the investment management fee and any other expenses that are deducted from the assets of the Fund. These fees and expenses are not deducted from the Subaccount, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in the Funds' prospectus, are not specified or fixed under the terms of the Contract, and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

    You may select the Annuity Payout Date at the time of application. You may not defer the Annuity Payout Date beyond the Annuitant's 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require you to begin receiving Annuity Payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's 70th birthday or the fifth annual Contract Anniversary. See "Selection of an Option," page 25. If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or to select a new date.


    On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described below. Each Option is available either as a variable annuity supported by the Subaccounts or as a fixed annuity supported by the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

-------------------------------------------------------------------------------------------------------
                                                                                 COMBINATION VARIABLE
  ANNUITY OPTION                            VARIABLE ANNUITY    FIXED ANNUITY      AND FIXED ANNUITY
-------------------------------------------------------------------------------------------------------
  Option 1 - Life Income                            X                 X
-------------------------------------------------------------------------------------------------------
  Option 2 - Life Income with Period Certain        X                 X
-------------------------------------------------------------------------------------------------------
  Option 3 - Life Income with Installment           X                 X
  Refund
-------------------------------------------------------------------------------------------------------
  Option 4 - Joint and Last Survivor                X                 X
-------------------------------------------------------------------------------------------------------
  Option 5 - Payments for a Specified Period        X                 X                    X
-------------------------------------------------------------------------------------------------------
  Option 6 - Payments of a Specified Amount         X                 X                    X
-------------------------------------------------------------------------------------------------------
  Option 7 - Age Recalculation                      X                 X                    X
-------------------------------------------------------------------------------------------------------

    Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The Company will make Annuity Payments on a monthly, quarterly, semiannual, or annual basis. No Annuity Payments will be made for less than $20. You may direct Investment Services to apply the proceeds of an Annuity Payment to shares of one or more of the T. Rowe Price Funds by submitting a written request to the Company. If the frequency of payments selected would result in payments of less than $20, the Company reserves the right to change the frequency.

    You may designate or change an Annuity Payout Date, Annuity Option and Annuitant, provided proper written notice is received at the Company at least 30 days prior to the Annuity Payout Date. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received by the Company.

EXCHANGES AND WITHDRAWALS

    During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the Company. Up to six exchanges are allowed in any Contract Year. Exchanges are not allowed within 30 days of the Annuity Payout Date. Exchanges of Account Value or Payment Units during the Annuity Period will result in future Annuity Payments based upon the performance of the Subaccounts to which the exchange is made.

    You may exchange Payment Units under Options 1 through 4 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the "Fixed Interest Account," page 27. The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

    Once Annuity Payments have commenced, an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity for the Withdrawal Value. Full and partial withdrawals of Account Value are available, however, during the Annuity Period under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account. Partial withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

ANNUITY OPTIONS


    The Contract provides for seven Annuity Options. Other Annuity Options may be available upon request at the discretion of the Company. If no Annuity Option has been selected, Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 10 years. A letter will be sent to the Owner on the Annuity Payout Date to notify the Owner that Option 2 will be selected and to give the Owner the opportunity to confirm this Annuity Option or to select a different Annuity Option. The Annuity Options are set forth below.

    OPTION 1 - LIFE INCOME Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.


    OPTION 2 - LIFE INCOME WITH PERIOD CERTAIN OF 5, 10, 15, OR 20 YEARS Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. UPON THE ANNUITANT'S DEATH AFTER THE PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

    OPTION 3 - LIFE INCOME WITH INSTALLMENT OR UNIT REFUND OPTION Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.


    OPTION 4 - JOINT AND LAST SURVIVOR Periodic Annuity Payments will be made during the lifetime of the Annuitants. Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment is reduced as of the first Annuity Payment following the Annuitant's death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.


    OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of the Annuitant, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

    OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

    OPTION 7 - AGE RECALCULATION Periodic Annuity Payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant's death, any Account Value will be paid to the Designated Beneficiary.

SELECTION OF AN OPTION

    You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. For Non-Qualified Plans, the
    Company does not allow Annuity Payments to be deferred beyond the Annuitant's 90th birthday.

ANNUITY PAYMENTS

    Annuity Payments under Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are used where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Payout Date and gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by the Owner. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates. The Company calculates variable Annuity Payments under Options 1 through 4 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio of the Funds; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.


    The Company determines the number of Payment Units used to calculate each variable annuity payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, which are the guaranteed minimum dollar amount of monthly annuity payment for each $1,000 of Account Value, less any applicable premium taxes, applied to an Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

    On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount's Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts.

    Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount. An example is set forth below of an Annuity Payment calculation under Option 2, assuming purchase of a Contract by a 60-year-old male with Account Value of $100,000.


--------------------------------------------------------------------------------
Account Value                 $100,000                    $100,000
Premium Tax                   -      0                    -------- = 100
                               -------                    $  1,000
Proceeds Under the Contract   $100,000

Amount determined by reference to annuity table for a male,
age 60 under Option 2...................................................  $4.78

First Variable Annuity Payment (100 x $4.78)............................   $478

                          ALLOCATION OF        FIRST VARIABLE       PAYMENT UNIT          NUMBER OF PAYMENT
                          ACCOUNT VALUE       ANNUITY PAYMENT     VALUE ON ANNUITY     UNITS USED TO DETERMINE
SUBACCOUNT             UNDER THE CONTRACT       ALLOCATION          PAYOUT DATE          SUBSEQUENT PAYMENTS
Equity Income                 50%                 $239.00      /       $1.51        =        158.2781

International Stock           50%                  239.00      /        1.02        =        234.3137
                                                  -------
                                                  $478.00

                        NUMBER OF PAYMENT UNITS USED TO       PAYMENT UNIT VALUE ON       AMOUNT OF SUBSEQUENT
SUBACCOUNT               DETERMINE SUBSEQUENT PAYMENTS       SUBSEQUENT PAYMENT DATE         ANNUITY PAYMENT
Equity Income                      158.2781              x            $1.60           =          $253.24

International Stock                234.3137              x             1.10           =           257.74
                                                                                                 -------
Subsequent Variable Annuity Payment.......................................................       $510.98
------------------------------------------------------------------------------------------------------------

ASSUMED INTEREST RATE


    As discussed above, the annuity rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccounts is equal to the assumed interest rate, Annuity Payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the amount of the Annuity Payments will increase and if it is less than the assumed interest rate, the amount of the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial variable Annuity Payment, but the amount of the Annuity Payments would increase more slowly in a rising market (or the amount of the Annuity Payments would decline more rapidly in a falling market). Conversely, a lower assumed interest rate, for example 3.5%, would mean a lower initial variable Annuity Payment and more rapidly rising Annuity Payment amounts in a rising market and more slowly declining Annuity Payment amounts in a falling market.


THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------


    You may allocate all or a portion of your purchase payments and exchange Account Value to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The disclosure in this Prospectus relating to the Fixed Interest Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract," page 14.


    Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

INTEREST

    Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Company's General Account. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

    Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account. The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling one-year periods (each a "Guarantee Period"). Upon expiration of any Guarantee Period, a new Guarantee Period begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company as of the first day of the new Guarantee Period.

    Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. Therefore, at any time, various portions of a Contractowner's Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

    For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken first from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected, then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

    The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See "Death Benefit," page 21.

CONTRACT CHARGES

    Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, the investment management fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Account Value is allocated to the Fixed Interest Account; however, such Contractowners will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

    Amounts may be exchanged from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, a Contractowner who desires to implement the Asset Rebalancing Option should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once an Asset Rebalancing Option is implemented, the restrictions on exchanges will not apply to exchanges made pursuant to the Option. Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost
    Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option) or the amount remaining in the Fixed Interest Account.

    If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner's Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

    The Contractowner may also make full withdrawals to the same extent as a Contractowner who has allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and Partial Withdrawals," page 19 and "Systematic Withdrawals," page 20.

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

    The Company reserves the right to delay any full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received by the Company. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

    The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Non-Natural Persons." See "Federal Tax Matters," below.

    JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

    The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Contractowner may change the Beneficiary at any time while the Contract is in force by written request on a form provided and received by the Company. The change will not be binding on the Company until it is received and recorded by the Company. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

NON-PARTICIPATING

    The Company is a stock life insurance company and, accordingly, no dividends are paid by the Company on the Contract.

PAYMENTS FROM THE SEPARATE ACCOUNT


    The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange between Subaccounts or from a Subaccount to the Fixed Interest Account within seven days from the Valuation Date a proper request is received by the Company. However, the Company can postpone the calculation or payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, for any period during which: (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) trading on the New York Stock Exchange is restricted as determined by the SEC, or (c) an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account.


PROOF OF AGE AND SURVIVAL

    The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

MISSTATEMENTS

    If the age or sex of an Annuitant or age of an Owner has been misstated, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

    The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code").

    The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan for which the Contract is purchased, the tax and employment status of the individuals involved, and a number of other factors. The discussion of the federal income tax considerations relating to a contract contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract (including an exchange). THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

    GENERAL

    The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

    CHARGE FOR THE COMPANY'S TAXES

    A charge may be made against the Separate Account for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts, or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

    Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

    DIVERSIFICATION STANDARDS

    Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).


    In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no guidance applicable to the Contract has been issued.


    The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, in the present case the Contractowner has additional flexibility in allocating purchase payments and Contract Values than in the cases described in the rulings. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are promulgated, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

    INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

    Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" on page 34 and "Diversification Standards" on page 32. Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

    * SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract. Similarly, loans under a Contract are generally treated as distributions under the Contract.


    * SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY PAYOUT DATE Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates. For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.


    * PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7);
        (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

        If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

    ADDITIONAL CONSIDERATIONS

    * DISTRIBUTION-AT-DEATH RULES In order to be treated as an annuity contract, a Contract must provide the following two distribution rules:
        (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the distribution method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

        Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Beneficiary is the deceased owner's spouse.

    * GIFT OF ANNUITY CONTRACTS Generally, gifts of Non-Qualified Plan Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

    * CONTRACTS OWNED BY NON-NATURAL PERSONS If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of a so-called immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

    * MULTIPLE CONTRACT RULE For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

        In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.


    * POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).


    * TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a qualified tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS

    The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 or a Roth IRA under Section 408A, of the Code. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

    The amount that may be contributed to a Qualified Plan is subject to limitations under the Code. In addition, early distributions from Qualified Plans may be subject to penalty taxes. Furthermore, most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These rules and requirements may not be incorporated into our Contract administration procedures. Therefore, Contractowners,
    Annuitants, and Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law.

    THE FOLLOWING IS A BRIEF DESCRIPTION OF QUALIFIED PLANS AND THE USE OF THE CONTRACT THEREWITH:

    *   SECTION 408 AND SECTION 408A

    INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs" which are described below.


    IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits.

    Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

    An individual's interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, the five-year rule will be deemed satisfied if distributions begin before the close of the calendar year following the year of the individual's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have reached age 70 1/2.

    If an individual dies after reaching his or her required beginning date, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions to all IRAs bear to the expected return under the IRAs.

    The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

    ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA, a type of IRA which became available in 1998. The Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal income tax. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's life time. Generally, however, upon the death of the Contractowner, the amount in a remaining Roth IRA must be distributed in the same manner as a traditional IRA as described above.

    The Internal Revenue Service has not reviewed the Contract for qualifications as a Roth IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with Roth IRA qualification.

    *   TAX PENALTIES

    PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay "qualified higher education expenses"; or
    (ix) for certain "qualified first-time homebuyer distributions."

    MINIMUM DISTRIBUTION TAX. If the amount distributed from all of your IRAs is less than the minimum required distribution for the year, the Owner is subject to a 50% tax on the amount that was not properly distributed from all of your IRAs.

    WITHHOLDING

    Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

    Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

    The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

    You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.


    Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in a Subaccount on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy. Voting rights attributable to your Account Value in a Subaccount for which you do not submit timely voting instructions will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in that Subaccount.


SUBSTITUTION OF INVESTMENTS

    The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

    In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

    The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts if marketing, tax, or investment conditions so warrant.

    Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount of the Separate Account to another separate account or Subaccount with the consent of Investment Services.

    In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law; it may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

    The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

    A statement will be sent annually to each Contractowner setting forth a summary of the transactions that occurred during the year, and indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. Confirmations will also be sent upon purchase payments, exchanges, and full and partial withdrawals. Certain transactions will be confirmed quarterly. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

    Each Contractowner will also receive an annual and semiannual report containing financial statements for the Portfolios, which will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE EXCHANGE PRIVILEGES

    You may request an exchange of Account Value by telephone if an Authorization for Telephone Requests form ("Telephone Authorization") has been completed, signed, and filed with the Company. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided that it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Contractowners might not be able to request exchanges by telephone and would have to submit written requests.


    By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract, and agree that neither the Company, nor any of its affiliates, nor the Funds, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any requests effected in accordance with the Telephone Authorization and believed by the Company to be genuine, provided that the Company has complied with its procedures. As a result of this policy on telephone requests, the Contractowner will bear the risk of loss arising from the telephone exchange privileges. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.


DISTRIBUTION OF THE CONTRACT

    T. Rowe Price Investment Services, Inc. ("Investment Services"), is the distributor of the Contracts. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and
    Price-Fleming. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the National Association of Securities Dealers, Inc. Investment Services is a wholly owned subsidiary of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

    There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS

    Legal matters relating to New York law have been passed upon by LeBoeuf, Lamb, Greene & MacRae, New York, New York.

    Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert Price & Rhoads, Washington, D.C.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

    Current yield for the Prime Reserve Subaccount will be based on investment income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings.

    For the other Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods. Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

    Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts and the usage of other performance related information, see the Statement of Additional Information.

ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

REGISTRATION STATEMENT

    A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is made to such Registration Statement and exhibits for further information relating to the Company and the Contract. Statements contained in this Prospectus, as to the content of the Contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the SEC's office, located at 450 Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS


    The financial statements of the Company at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the Separate Account at December 31, 1999, and for the years ended December 31, 1999 and 1998, are included in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account. The Table of Contents of the Statement of Additional Information is set forth below.

TABLE OF CONTENTS

    General Information and History                                       1
    ------------------------------------------------------------------------
    Distribution of the Contract                                          1
    ------------------------------------------------------------------------
    Limits on Premiums Paid Under Tax-Qualified Retirement Plans          1
    ------------------------------------------------------------------------
    Experts                                                               2
    ------------------------------------------------------------------------
    Performance Information                                               2
    ------------------------------------------------------------------------
    Financial Statements                                                  4
    ------------------------------------------------------------------------

ILLUSTRATIONS

    The following tables illustrate how the Account Values and Withdrawal Values of a hypothetical Contract and systematic withdrawals and Annuity Payments from a hypothetical Contract may vary over an extended period of time assuming hypothetical rates of return equivalent to constant gross annual rates of return of 0%, 6%, and 12%. The values illustrated would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years.

    The hypothetical illustrations assume purchase of a Contract with an initial investment of $20,000 by a New York resident, age 50, whose income tax rate is 31% federal and 7.59% state and whose capital gains tax rate is 20% federal and 7.59% state. The illustrations further assume an Accumulation Period of 15 years and distributions beginning upon the Owner's attaining age 65 and continuing until age 90. Two methods of distribution are illustrated: (1) systematic withdrawals in equal amounts over a 25-year distribution period (assuming the Owner stops withdrawals after 25 years to begin Annuity Payments or to take a lump-sum withdrawal), and (2) life income with guaranteed payments of 10 years.


    The amounts shown for Account Value, Withdrawal Value, systematic withdrawals, and life income with 10 years certain Annuity Payments reflect the fact that the net investment return on the Subaccounts is lower than the gross investment return as a result of the mortality and expense risk charge levied against the Subaccounts and the daily investment management fee deducted from the Portfolios of the Funds. The management fee is assumed to be equal to 0.85% which is representative of the average investment management  fee  applicable  to  the  seven  Portfolios  of the  Funds.  The management fee includes the ordinary expenses of operating the Funds. For the year ended December 31, 1999, the total expenses of each Portfolio of the Funds were the following percentages of the average daily net assets of the Portfolios: .85% for New America Growth Portfolio; 1.05% for International Stock Portfolio; .85% for Mid-Cap Growth Portfolio; .85% for Equity Income Portfolio; .90% for Personal Strategy Balanced Portfolio; .70% for Limited-Term Bond Portfolio; and .55% for Prime Reserve Portfolio.


    After deduction of the mortality and expense risk charge and Portfolio expenses described above, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.4%, 4.6%, and 10.6%. The hypothetical values shown in the tables do not reflect any charges against the Subaccounts for income taxes that may be attributable to the Subaccounts in the future since the Company is not currently making these charges. Similarly, the hypothetical values do not reflect deduction of a premium tax charge, as no premium tax is currently imposed in the State of New York. In the event that these charges were to be made, the gross annual investment rate would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the charges in order to produce the values illustrated.

    The Withdrawal Values, systematic withdrawals, and life income with 10 years certain Annuity Payments shown are net of the assumed tax rates set forth above. All federal tax calculations assume that state taxes are allowed as a deduction on the federal tax return. The illustrations further assume that any investment losses may be applied in full against other ordinary income or capital gains as applicable.


--------------------------------------------------------------------------------------------------------------
 ACCUMULATION (12.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

    END OF                                                         WITHDRAWAL VALUE             ACCOUNT VALUE
CONTRACT YEAR           AGE          ANNUAL INVESTMENT                (AFTER TAX)                (BEFORE TAX)

      1                 50               $20,000.00                     $21,122                    $22,087
      2                 51                    0                          22,362                     24,393
      3                 52                    0                          23,730                     26,939
      4                 53                    0                          25,242                     29,750
      5                 54                    0                          26,911                     32,855
      6                 55                    0                          28,755                     36,285
      7                 56                    0                          30,791                     40,072
      8                 57                    0                          33,040                     44,254
      9                 58                    0                          35,523                     48,873
     10                 59                    0                          38,265                     53,974
     11                 60                    0                          45,255                     59,607
     12                 61                    0                          49,222                     65,829
     13                 62                    0                          53,603                     72,700
     14                 63                    0                          58,441                     80,287
     15                 64                    0                          63,784                     88,667
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

 BEGINNING OF                                                    SYSTEMATIC WITHDRAWALS         LIFE WITH 10
CONTRACT YEAR           AGE          ANNUAL INVESTMENT                (AFTER TAX)                (AFTER TAX)

     16                 65                   0                          $5,781                    $ 3,907
     17                 66                   0                           5,781                      4,145
     18                 67                   0                           5,781                      4,399
     19                 68                   0                           5,781                      4,670
     20                 69                   0                           5,781                      4,959
     21                 70                   0                           5,781                      5,268
     22                 71                   0                           5,781                      5,597
     23                 72                   0                           5,781                      5,949
     24                 73                   0                           5,781                      6,324
     25                 74                   0                           5,781                      6,724
     26                 75                   0                           5,781                      7,151
     27                 76                   0                           5,781                      7,607
     28                 77                   0                           5,781                      8,093
     29                 78                   0                           5,781                      8,612
     30                 79                   0                           5,781                      9,165
     31                 80                   0                           5,781                      9,756
     32                 81                   0                           5,781                     10,386
     33                 82                   0                           5,781                     11,058
     34                 83                   0                           5,781                     11,776
     35                 84                   0                           5,781                     12,541
     36                 85                   0                           5,781                     13,181
     37                 86                   0                           5,781                     13,876
     38                 87                   0                           5,781                     14,806
     39                 88                   0                           7,360                     15,799
     40                 89                   0                           8,474                     16,858
     41                 90                   0                           8,755*                    17,988**

--------------------------------------------------------------------------------------------------------------

 *Systematic withdrawals  must stop at age 90 at which time the Owner must begin
  Annuity Payments or take a lump sum withdrawal.

**Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

Accumulated investment losses are assumed to be applied in full against ordinary income or capital gains as applicable.

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

--------------------------------------------------------------------------------------------------------------
 ACCUMULATION (6.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

    END OF                                                         WITHDRAWAL VALUE             ACCOUNT VALUE
CONTRACT YEAR           AGE          ANNUAL INVESTMENT                (AFTER TAX)                (BEFORE TAX)

      1                 50              $20,000.00                      $20,486                    $20,904
      2                 51                   0                           20,994                     21,849
      3                 52                   0                           21,525                     22,837
      4                 53                   0                           22,080                     23,870
      5                 54                   0                           22,661                     24,949
      6                 55                   0                           23,267                     26,077
      7                 56                   0                           23,901                     27,255
      8                 57                   0                           24,563                     28,488
      9                 58                   0                           25,256                     29,776
     10                 59                   0                           25,979                     31,122
     11                 60                   0                           27,989                     32,529
     12                 61                   0                           28,926                     33,999
     13                 62                   0                           29,906                     35,536
     14                 63                   0                           30,931                     37,143
     15                 64                   0                           32,002                     38,822
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

 DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

 BEGINNING OF                                                   SYSTEMATIC WITHDRAWALS          LIFE WITH 10
CONTRACT YEAR           AGE          ANNUAL INVESTMENT               (AFTER TAX)                 (AFTER TAX)


     16                 65                   0                         $1,567                      $1,909
     17                 66                   0                          1,567                       1,925
     18                 67                   0                          1,567                       1,940
     19                 68                   0                          1,567                       1,956
     20                 69                   0                          1,567                       1,971
     21                 70                   0                          1,567                       1,987
     22                 71                   0                          1,567                       2,004
     23                 72                   0                          1,567                       2,020
     24                 73                   0                          1,567                       2,036
     25                 74                   0                          1,567                       2,053
     26                 75                   0                          1,567                       2,070
     27                 76                   0                          1,567                       2,087
     28                 77                   0                          1,567                       2,104
     29                 78                   0                          1,567                       2,121
     30                 79                   0                          1,567                       2,138
     31                 80                   0                          1,775                       2,156
     32                 81                   0                          2,139                       2,174
     33                 82                   0                          2,165                       2,192
     34                 83                   0                          2,192                       2,210
     35                 84                   0                          2,221                       2,228
     36                 85                   0                          2,250                       2,070
     37                 86                   0                          2,281                       1,912
     38                 87                   0                          2,313                       1,931
     39                 88                   0                          2,347                       1,950
     40                 89                   0                          2,382                       1,969
     41                 90                   0                          2,419*                      1,988**

--------------------------------------------------------------------------------------------------------------

  *Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

**Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

Accumulated investment losses are assumed to be applied in full against ordinary income or capital gains as applicable.

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

--------------------------------------------------------------------------------------------------------------
 ACCUMULATION (0.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

    END OF                                                         WITHDRAWAL VALUE             ACCOUNT VALUE
CONTRACT YEAR           AGE          ANNUAL INVESTMENT                (AFTER TAX)                (BEFORE TAX)

      1                 50              $20,000.00                      $19,822                    $19,721
      2                 51                   0                           19,647                     19,446
      3                 52                   0                           19,474                     19,174
      4                 53                   0                           19,303                     18,907
      5                 54                   0                           19,135                     18,643
      6                 55                   0                           18,969                     18,383
      7                 56                   0                           18,805                     18,126
      8                 57                   0                           18,644                     17,874
      9                 58                   0                           18,485                     17,624
     10                 59                   0                           18,328                     17,378
     11                 60                   0                           18,174                     17,136
     12                 61                   0                           18,021                     16,897
     13                 62                   0                           17,871                     16,661
     14                 63                   0                           17,723                     16,428
     15                 64                   0                           17,576                     16,199
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

 DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

 BEGINNING OF                                                   SYSTEMATIC WITHDRAWALS          LIFE WITH 10
CONTRACT YEAR           AGE          ANNUAL INVESTMENT               (AFTER TAX)                 (AFTER TAX)

     16                 65                   0                        $  520                       $1,003
     17                 66                   0                           520                          970
     18                 67                   0                           520                          924
     19                 68                   0                           520                          880
     20                 69                   0                           520                          839
     21                 70                   0                           520                          799
     22                 71                   0                           520                          761
     23                 72                   0                           520                          725
     24                 73                   0                           520                          691
     25                 74                   0                           520                          658
     26                 75                   0                           520                          627
     27                 76                   0                           520                          597
     28                 77                   0                           520                          569
     29                 78                   0                           520                          542
     30                 79                   0                           520                          517
     31                 80                   0                           520                          492
     32                 81                   0                           520                          469
     33                 82                   0                           520                          447
     34                 83                   0                           520                          426
     35                 84                   0                           520                          405
     36                 85                   0                           520                          386
     37                 86                   0                           520                          368
     38                 87                   0                           520                          351
     39                 88                   0                           520                          334
     40                 89                   0                           520                          318
     41                 90                   0                         2,870*                        1,979**

--------------------------------------------------------------------------------------------------------------

  *Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

**Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

Accumulated investment losses are assumed to be applied in full against ordinary income or capital gains as applicable.

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

IRA DISCLOSURE STATEMENT
--------------------------------------------------------------------------------

    This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Individual Retirement Annuities. Internal Revenue Service regulations require that this be given to each person desiring to establish an Individual Retirement Annuity. Further information can be obtained from any district office of the Internal Revenue Service.

RIGHT TO REVOKE

    You may revoke your Individual Retirement Annuity within seven days of the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York. To revoke your Individual Retirement Annuity and receive a refund of the entire amount you paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application to: First Security Benefit Life, c/o T. Rowe Price Variable Annuity Service Center, P.O. Box 2788, Topeka, KS 66601-9804, 1-800-888-2461, ext. 5101.

    If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees, or market value fluctuation.

WHAT ARE THE STATUTORY REQUIREMENTS?

    An  Individual   Retirement   Annuity   contract  must  meet  the  following
    requirements:

    1. The amount in your Individual Retirement Annuity must be fully vested at all times.

    2.  The contract must provide that you cannot transfer it to someone else.

    3.  The contract must have flexible premiums.

    4. You must start receiving distributions by April 1 of the year following the year in which you reach age 70 1/2 (see "Required Minimum Distributions").

    5. The contract must provide that you cannot contribute more than $2,000 for any year. (This requirement does not apply to rollovers. See "Rollovers and Direct Transfers.")

    6. The contract must provide that any refund of premium will be applied before the close of the calendar year following the year of refund toward the payment of future premiums or the purchase of additional benefits.

    The Individual Retirement Annuity contract contains the provisions described above. The contract has not, however, been approved as to form by the Internal Revenue Service.

ROLLOVERS AND DIRECT TRANSFERS

    1. A rollover is a tax-free transfer of cash or other assets from one retirement program to another. There are two kinds of rollover payments. In one, you transfer amounts from one Individual Retirement Annuity or Individual Retirement Account (collectively referred to herein as an "IRA") to another. With the other, you transfer amounts from a qualified employee benefit plan or tax-sheltered annuity to an IRA. While you may make rollover contributions to the Individual Retirement Annuity, you cannot deduct them on your tax return.

    2. You must complete a tax-free rollover by the 60th day after the date you receive the distribution from your IRA or other qualified employee benefit plan.

    3. A rollover distribution from an IRA may be made to you only once a year. The one-year period begins on the date you receive the IRA distribution, not on the date you roll it over (reinvest it) into another IRA.

    4. A direct transfer of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

    5. All or part of the premium for the contract may be paid from an IRA rollover, qualified pension or profit-sharing plan or tax-sheltered annuity rollover, or from a direct transfer from another IRA. The proceeds from this contract may be used as a rollover contribution to another IRA.

ALLOWANCE OF DEDUCTION

    1. In general, the amount you can contribute each year to the Annuity contract is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA, the limit applies to the total contributions made to your IRAs for the year. Wages, salaries, tips, professional fees, bonuses, and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.

    2. Generally, if you are not covered by a qualified retirement plan, the amount you can deduct in a year for contributions to your IRA is the lesser of $2,000 or your taxable compensation for the year. However, if you are not covered by a qualified retirement plan, but your spouse is, the amount you may deduct for IRA contributions will be phased out if your joint adjusted gross income ("AGI") is between $150,000 and $160,000.


    3. If you are covered by a qualified retirement plan, the amount of IRA contributions you may deduct in a year may be reduced or eliminated based on your AGI for the year. The AGI level at which a single taxpayer's deduction for 1999 is affected, $31,000, will increase annually to $50,000 in 2005. The AGI level at which a married taxpayer's deduction for 1999 is affected, $51,000, will increase annually to $80,000 in 2007.


    4. Contributions to your IRA can be made at any time. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

    5. You cannot make a contribution other than a rollover contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

    6. If both you and your spouse have compensation, you can each set up your own IRA. The contribution for each of you is figured separately and depends on how much each earns. Both of you cannot participate in the same IRA account or contract.

    7. If you and your spouse file a joint federal income tax return, each of you may contribute up to $2,000 to your own IRA annually if your joint income is $4,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of $2,000 or 100% of that spouse's compensation. The maximum the lower-compensated spouse may contribute is the lesser of (i) $2,000 or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.

SEP-IRAS

    If you are participating in a Simplified Employee Pension Plan (SEP), the contributions made by your employer into your IRA after 1986 are excluded from your income. If the SEP contains a salary reduction arrangement, you may elect to reduce your salary by up to the lesser of 15% of compensation or $9,500 (indexed annually) and have that amount contributed to your SEP-IRA. The maximum SEP contributions, including salary reduction amounts and employer contributions to your account in any year is generally limited to the lesser of $30,000 (indexed) or 15% of your total compensation from such employer for that year. Employers that have established salary reduction SEPs before 1997 may continue to maintain and contribute to them. However, no new salary reduction SEPs may be established after 1996. Instead, eligible employers may establish SIMPLE IRA programs for years after 1996, which permit salary reduction contributions. This IRA may not be used in connection with a SIMPLE plan.

    If an IRA is being used in connection with a SEP, contributions must bear a uniform relationship to the total compensation (not in excess of the first $160,000 indexed) of each employee participating under the SEP. If you are a participant in a SEP, you will be considered to be an active participant in an employee pension plan for purposes of your deductible contribution limits for your IRA (see "Allowance of Deduction" section). For further information concerning participation and contributions, please refer to IRS Form 5305-SEP (which must be completed and executed by your employer in order to establish a SEP).

TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS

    1. Earnings of your Individual Retirement Annuity contract are not taxed until they are distributed to you.

    2. In general, taxable distributions are included in your gross income in the year you receive them.

    3. Distributions are non-taxable to the extent they represent a return of non-deductible contributions. The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

    4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

    Amounts held in IRAs are generally subject to the imposition of federal estate taxes. In addition, if you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

REQUIRED MINIMUM DISTRIBUTIONS

    You must start receiving minimum distributions from your Individual Retirement Annuity starting with the year you reach age 70 1/2 . Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (your "required beginning date").

    Figure your required minimum distribution for each year by dividing the value of your Individual Retirement Annuity on December 31 of the preceding year by the applicable life expectancy. The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary. If a designated beneficiary is more than 10 years younger than you, that beneficiary is assumed to be exactly 10 years younger. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRA forms, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

    Annuity Payments which begin by April 1 of the year following the year you reach age 70 1/2 satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your spouse, provided that, if installments are guaranteed, the maximum guaranty period may be less than the applicable life expectancy.

    If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distribution of these amounts from any one or more of your IRAs.

    If the actual distribution from your IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

    If you die after your required beginning date, your entire remaining account balance must be distributed to your designated beneficiary at least as rapidly as under the method of distribution in effect on your date of death.

    If you die before your required beginning date, the general rule is that your entire balance must be distributed within five (5) years of your death. However, if the balance of your IRA account is payable to your designated beneficiary, your designated beneficiary may elect that the amount be paid in substantially equal installments over a fixed period not exceeding the designated beneficiary's life expectancy, beginning no later than December 31 of the year following the year in which you died. If your spouse is your designated beneficiary, such distribution need not commence until December 31 of the year during which you would have attained 70 1/2 had you survived. Alternatively, if your designated beneficiary is your spouse, he or she may elect to treat your IRA as his or her own IRA.

WHAT  HAPPENS  IF EXCESS  CONTRIBUTIONS ARE  MADE TO  MY  INDIVIDUAL  RETIREMENT
ANNUITY?

    1. You must pay a 6% excise tax each year on excess contributions that remain in your Individual Retirement Annuity. Generally, an excess contribution is the amount contributed to your Individual Retirement Annuity that is above the maximum amount you can contribute for the year. The excess is taxed in the year contributed and each year after that until you correct it.

    2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due, including extensions, for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Individual Retirement Annuity before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution.

ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

    There is an additional tax on premature distributions equal to 10% of the amount of the premature distribution that you must include in your gross income. Premature distributions are generally amounts you withdraw from your IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

    1. To distributions that are rolled over tax free to another IRA, a qualified employee benefit plan, or a tax-sheltered annuity.

    2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life or life expectancy of you and your beneficiary.

    3. To amounts distributed to a beneficiary, or the individual's estate, on or after the death of the individual.

    4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that the condition has lasted or can be expected to last continuously for 12 months or more or that the condition can be expected to lead to death.

    5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

    6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse, and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

    7. To a "qualified first-time homebuyer distribution," within the meaning of Code 72(t)(8), up to a $10,000 lifetime limit.

    8. To a distribution for post-secondary education costs for you, your spouse, or any child or grandchild of you or your spouse (i.e., "qualified higher education expenses").

IRA EXCISE TAX REPORTING

    Use Form 5329, Return for Individual Retirement Arrangement Taxes, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

BORROWING

    If you borrow money under your Individual Retirement Annuity contract or use it as security for a loan, you must include in gross income the fair market value of the Individual Retirement Annuity contract as of the first day of your tax year, and the penalty tax on premature distributions may apply. (Note: This contract does not allow borrowings under it, nor may it be assigned or pledged as collateral for a loan.)

FINANCIAL INFORMATION


    Contributions to your Individual Retirement Annuity contract are not subject to sales charges. A mortality and expense risk charge of 0.55% on an annual basis is deducted as described in the attached variable annuity prospectus. (This charge is not deducted with respect to contract value allocated to the fixed interest account option.) See the accompanying prospectus for the underlying mutual funds for information about the charges associated with the funds. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the fees and expenses of the underlying funds. The growth in value of the Individual Retirement Annuity contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated contract value.

ROTH IRA DISCLOSURE STATEMENT

ROTH INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT
--------------------------------------------------------------------------------

    This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Roth IRAs. Internal Revenue Service regulations require that this be given to each person desiring to establish a Roth IRA. Further information can be obtained from any district office of the Internal Revenue Service.

YOUR RIGHT TO REVOKE

    You may revoke your Roth IRA within seven days of the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York. To revoke your Roth IRA and receive a refund of the entire amount you paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: First Security Benefit, c/o T. Rowe Price Variable Annuity Service Center, P.O. Box 2788, Topeka, KS 66601-9804, 1-800-888-2461, ext. 5101.

    If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.

WHAT ARE THE REQUIREMENTS?

    A Roth IRA contract must meet the following requirements:

    1.  The amount in your Roth IRA must be fully vested at all times.

    2.  The contract must provide that you cannot transfer it to someone else.

    3.  The contract must have flexible premiums.

    4. If you die before your entire interest in the contract has been distributed, your beneficiary may need to receive distributions within a specified time frame (see "Required Minimum Distributions" below).

    5. The contract must provide that you cannot contribute more than $2,000 for any year. This requirement does not apply to qualified rollover contributions. (See "Rollovers and Direct Transfers" below).

    6. The contract must provide that any refund of premium will be applied before the close of the calendar year following the year of refund toward the payment of future premiums or the purchase of additional benefits.

    The Roth IRA contract contains the provisions described above. The contract has not, however, been approved as to form by the Internal Revenue Service.

ROLLOVERS AND DIRECT TRANSFERS

    1. You may make a qualified rollover contribution to this contract from another Roth IRA or from a traditional IRA, and such a contribution will not count toward the annual limit on contributions to the contract. You may make a qualified rollover contribution from a traditional IRA only if your modified adjusted gross income for the year in which the rollover will occur is $100,000 or less, = and if you are married, you and your spouse have joint income of $100,000 or less and you file a joint income tax return for the year in which the rollover occurs. You and your spouse will not be subject to the requirements for married individuals if you have lived apart for the entire year of contribution.


    2. The amount distributed from your traditional IRA and rolled over will be subject to federal income taxes, except to the extent such amounts relate to nondeductible contributions. However, if the distribution was made before 1999, the amount to be included in your taxable income would be evenly divided over a four-year period. If you die before the end of the four-year period, the amount that was not included at the time of your death in your income because you elected to divide your income over a four-year period must be included in your final return, unless your spouse is the sole beneficiary of all your Roth IRAs. If your spouse is the sole beneficiary of all your Roth IRAs, he or she will continue to include the amounts converted from your traditional IRA over the four-year period. If you become divorced during the four-year period, or you are married and file a separate income tax return during the four-year period, you must continue to recognize income over the four-year period.



    3. You must complete a qualified rollover contribution by the 60th day after the date you receive the distribution from your IRA.

    4. A direct transfer of funds in a Roth IRA or a traditional IRA from one trustee or insurance company to this Roth IRA does not constitute a rollover.

    5. You may make a direct transfer of funds in a traditional IRA to this Roth IRA.

    6. You may not make a rollover contribution from a qualified pension or profit-sharing plan or tax-sheltered annuity to this Roth IRA. A distribution from this Roth IRA may be used as a rollover contribution to another Roth IRA. You may not transfer a Roth IRA to a traditional IRA.

    7.  You  may  not  rollover   minimum  required   distributions   from  your
        traditional IRA into this Roth IRA.

    8. A rollover contribution from one IRA to another IRA, other than a qualified rollover contribution from a traditional IRA to a Roth IRA, may be made only once a year. The one-year period begins on the date you receive the distribution from the first IRA, not on the date you roll it over (reinvest it) into another IRA. A conversion from a traditional IRA to a Roth IRA is not treated as a rollover for purposes of the one-year rule.

AMOUNT OF ANNUAL CONTRIBUTION

    1. In general, the amount you can contribute each year to the contract is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA (either a Roth IRA or a traditional IRA), the limit applies to the total contributions made to your IRAs for the year. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.


    2. No amount you contribute to the contract will be deductible for federal income tax purposes.

    3. Contributions to your Roth IRA can be made at any time. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year.

    4. If both you and your spouse have compensation you can each set up your own Roth IRA. The contribution for each of you is figured separately and depends on how much each earns. Both of you cannot participate in the same Roth IRA or contract.

    5. If you and your spouse file a joint federal income tax return, each of you may contribute up to $2,000 to your own Roth IRA annually if your joint income is $4,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of $2,000 or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $2,000 or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her Roth IRA.

    6. Your maximum annual contribution amount shall be phased-out if you are single and have an adjusted gross income between $95,000 and $110,000, or if you are married and you and your spouse have a combined adjusted gross income between $150,000 and $160,000 in accordance with Section 408A(c)(3) of the Internal Revenue Code (the "Code").

TAX STATUS OF DISTRIBUTIONS

    1. Since your contributions to the contract will be made with after-tax dollars, when your contributions are distributed to you they will not be subject to federal income tax. Distributions from the contract will be considered as coming first from your contributions and then from the earnings on your contributions. You will owe no federal income tax when earnings on your contributions are distributed to you, provided they are distributed in a "qualified distribution."

    2. "Qualified distributions" from the contract will not be subject to federal income tax or the additional 10% early withdrawal tax. To be qualified, a distribution must:

        (a) occur after the five-year period beginning on the first day of the year you made your initial contribution to the contract, and

        (b) must be:

            (1) made on or after the date on which you attain age 59 1/2;

            (2) made to a beneficiary (or your estate) on or after your death;

            (3) attributable to your being disabled; or

            (4) a  distribution  to  pay  for  "qualified  first-time  homebuyer expenses" under Code Section 72(t)(8) up to $10,000.

    3. You will owe federal income tax, and perhaps an additional 10% early withdrawal tax, as a result of obtaining a "nonqualified distribution." A nonqualified distribution is subject to federal income tax and the early withdrawal tax to the extent that the sum of the distribution PLUS all other distributions from the Roth IRA (whether qualified or nonqualified) MINUS the amount of your previous distributions that were taxable EXCEEDS your contribution to all of your Roth IRAs.

    4. Your surviving spouse will be treated as the owner of your Roth IRA for purposes of determining whether a distribution is a "nonqualified distribution." This means that a distribution to your surviving spouse from your Roth IRA will be satisfied only if the above requirements are satisfied with respect to your surviving spouse. However, the period during which you held the Roth IRA prior to your death will be taken into account for purposes of determining whether your spouse has satisfied the five-year requirement in 2(a) above.

    5. Amounts held in Roth IRAs are generally subject to the imposition of federal estate taxes. If you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

    6. Taxable distributions from a Roth IRA are not eligible for special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer retirement plans.

    7. Distributions that are rolled over as a qualified rollover contribution to another Roth IRA will be treated as a "qualified distribution."

    8. Substantially equal periodic payments from a Roth IRA that was formerly a traditional IRA from which you were receiving substantially equal periodic payments will be treated as nonqualified distributions. However, such distributions will not be subject to the 10% penalty on premature distributions (see below).

REQUIRED MINIMUM DISTRIBUTIONS

    1. You are not required to receive required minimum distributions from your Roth IRA during your lifetime.

    2. If you die before the entire balance in your Roth IRA has been distributed, the general rule is that the entire balance must be distributed within five (5) years of your death. However, if the balance in your Roth IRA account is payable to your designated beneficiary, you may elect or your designated beneficiary may elect that the amount be paid in substantially equal installments over a fixed period not exceeding the designated beneficiary's life expectancy, beginning no later than December 31 of the year following the year in which you died. If your spouse is the sole designated beneficiary of your Roth IRA on your date of death, these rules do not apply and the Roth IRA will be treated as your spouse's IRA, and no distributions from the Roth IRA to your spouse will be required during your spouse's lifetime.

    3. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

    4. If the actual distribution from your Roth IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is subject to a 50% excise tax.

WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY ROTH IRA?

    1. You must pay a 6% excise tax if you make excess contributions to your Roth IRA. Generally, an excess contribution is the amount contributed to your Roth IRA that is above the maximum amount you can contribute for the year.

    2. You will not have to pay the 6% excise tax if you withdraw the excess amount, plus the net income on those excess contributions, by the date your tax return is due, including extensions, for the year of the contribution. The net earnings on these excess contributions will be included in your income for the year in which the contributions were made.

    3. If your excess contributions, plus the net income on those contributions, are distributed AFTER the due date of your tax return for the year of contribution, the earnings on those contributions may be subject to federal income tax and the 10% tax on premature distributions. However, if you choose to leave the excess contributions in your Roth IRA after the due date of your income tax return for the year of contribution, the excess contributions will be treated as deemed Roth IRA contributions for subsequent years, to the extent you contribute less than $2,000 for those subsequent years.

ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

    There is an additional tax on premature distributions which are part of a nonqualified distribution equal to 10% of the amount of the premature distribution that you must include in your gross income. (See the discussion above on the "Tax Status of Distributions.") Premature distributions are generally amounts you withdraw from your Roth IRA before you are age 59 1/2. Distributions to your surviving spouse will be treated as premature distributions if your surviving spouse withdraws amounts from your Roth IRA before he or she is 59 1/2. However, the tax on premature distributions does not apply:

    1. To distributions that constitute qualified rollover contributions to another Roth IRA.

    2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

    3. To amounts distributed to a beneficiary, or your estate, on or after your death.

    4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that the condition has lasted or can be expected to last continuously for 12 months or more or the condition can be expected to lead to death.

    5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

    6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

    7. To a "qualified first-time homebuyer distribution," within the meaning of Code Section 72(t)(8), up to $10,000.

    8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

IRA EXCISE TAX REPORTING

    Use Form 5329, Return for Individual Retirement Arrangement Taxes, to report the excise taxes on excess contributions and premature distributions. If you do not owe any excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

TRANSACTIONS WITH YOUR ROTH IRA

    If you engage in a so-called prohibited transaction with respect to your Roth IRA, the IRA will lose its exemption from tax. In this event, you will be taxed on the fair market value of the contract even if you do not actually receive a distribution. In addition, if you are less than 59 1/2, your taxes may be further increased by a penalty tax in an amount equal to 10% of the fair market value of the contract. These prohibited transactions include borrowing money from your Roth IRA, using your Roth IRA account as security for a loan or a number of other financial transactions with your Roth IRA. If you pledge your Roth IRA as security for a loan, then the amount or portion pledged is considered to be distributed to you and also must be included in your gross income. (Note: This contract does not allow borrowings under it, nor may it be assigned or pledged as collateral for a loan.)

FINANCIAL INFORMATION


    Contributions to your Roth IRA contract are not subject to sales charges. A mortality and expense risk charge of 0.55% on an annual basis is deducted as described in the attached variable annuity prospectus. (This charge is not deducted with respect to contract value allocated to the fixed interest account option.) See the accompanying prospectus for the underlying mutual funds for information about the charges associated with the funds. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the fees and expenses of the underlying funds. The growth in value of the Roth IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated contract value.


    IMPORTANT: The discussion of the tax rules for Roth IRAs in this Disclosure Statement is based upon the best available information. However, the rules that apply to Roth IRAs, including those applicable to the conversion and reconversion of IRAs, are complex and may have consequences that are specific to your personal tax or financial situation. Therefore, you should consult your tax advisor for the latest developments and for advice about how maintaining a Roth IRA will affect your personal tax or financial situation.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  T. ROWE PRICE VARIABLE ANNUITY
  STATEMENT OF ADDITIONAL INFORMATION

  DATE: MAY 1, 2000

  INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

  ------------------------------------------------------------------------------
  ISSUED BY:                              MAILING ADDRESS:

  First Security Benefit Life Insurance   First Security Benefit Life Insurance
  and Annuity Company of New York         and Annuity Company of New York
  70 West Red Oak Lane, 4th Floor         c/o T. Rowe Price Variable Annuity
  White Plains, New York 10604            Service Center
  1-800-355-4570                          P.O. Box 750106
                                          Topeka, Kansas 66675-0106
                                          1-800-469-6587


   This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price Variable Annuity dated May 1, 2000. A copy of the Prospectus may be obtained from the T. Rowe Price Variable Annuity Service Center by calling 1-800-469-6587 or by writing P.O. Box 750106, Topeka, Kansas 66675-0106.

CONTENTS
------------------------------------------------------------------------------
    General Information and History                                        1
    --------------------------------------------------------------------------
    Distribution of the Contract                                           1
    --------------------------------------------------------------------------
    Limits on Premiums Paid Under Tax-Qualified Retirement Plans           1
    --------------------------------------------------------------------------
    Experts                                                                2
    --------------------------------------------------------------------------
    Performance Information                                                2
    --------------------------------------------------------------------------
    Financial Statements                                                   4
    --------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

   For a description of the Individual Flexible Premium Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS

   The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

   T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price
   Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

   Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services' registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408

   Premiums (other than rollover contributions) paid under a Contract used in connection with an individual retirement annuity (IRA) that is described in
   Section 408 of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of $2,000 per year or the Owner's annual earned income. An additional $2,000 may be contributed if the Owner has a spouse with little or no earned income for the year, provided distinct accounts are maintained for the Owner and his or her spouse, and no more than $2,000 is contributed to either account in any one year. The extent to which an Owner may deduct contributions to an IRA depends on the type of IRA (Traditional or Roth) and the modified adjusted gross income of the Owner and his or her spouse for the year and whether either participates in another employer-sponsored retirement plan.

   Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 15% of the compensation of the participant in the Plan, or (b) $30,000. Salary reduction contributions, if any, are subject to additional annual limits. Salary reduction simplified employee pensions ("SARSEPs") have been repealed; however, SARSEPs established prior to January 1, 1997 may continue to receive contributions.

EXPERTS
--------------------------------------------------------------------------------


   Ernst & Young LLP, independent auditors, perform certain auditing services for the Company and the Separate Account. The financial statements of the Company at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, are contained in this Statement of Additional Information. The financial statements of the Separate Account as of December 31, 1999, and for the years ended December 31, 1999 and 1998, are also included in this Statement of Additional Information. The financial statements have been audited by Ernst & Young LLP, as set forth in their reports thereon appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

   Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

   Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1


   For the seven-day period ended December 31, 1999, the yield of the Prime Reserve Subaccount was 5.03% and the effective yield of the Subaccount was 5.16%.


   Quotations of yield for the Subaccounts, other than the Prime Reserve Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)^6 - 1]
                                     -----
                                      cd

   where    a =  net investment income earned during the period by the Portfolio attributable to shares owned by the Subaccount,

            b =  expenses accrued for the period (net of any reimbursements),

            c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

            d = the maximum offering price per Accumulation Unit on the last day of the period.


   For the 30-day period ended December 31, 1999, the yield of the Limited-Term Bond Subaccount was 5.85%.


   Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.

   Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.


   ----------------------------------  -----------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN AS OF
                                                   DECEMBER 31, 1999
                                       -----------------------------------------
                                                          FROM DATE OF INCEPTION
   SUBACCOUNT                             ONE-YEAR            (APRIL 3, 1995)
   ----------------------------------  ---------------  ------------------------
   International                          32.56%                  15.72%
   New America Growth                     12.10                   21.78
   Mid-Cap Growth                         23.08                   20.85*
   Equity Income                           3.23                   17.02
   Personal Strategy Balanced              7.76                   15.04
   Limited-Term Bond                       0.32                    4.62
   ----------------------------------  ---------------  ------------------------
   *Average  annual  total  return from Mid-Cap  Growth  Subaccount's  date of inception, December 31, 1996.
   -----------------------------------------------------------------------------


   Performance  information  for a Subaccount  may be  compared,  in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security; (ii) other variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by The Variable Annuity Research and Data Service ("VARDS"), an independent service which monitors and ranks the performance of variable annuity issues by investment objectives on an industry-wide basis or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

   Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, Inc., Morningstar, Inc. or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of a tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) personal or general hypothetical illustrations of accumulation and payout period Account Values and annuity payments. From time to time information may be provided in advertising, sales literature and other written material regarding the appropriateness of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The financial statements of the Company at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999 and the financial statements of the Separate Account at December 31, 1999, and for the years ended December 31, 1999 and 1998, are set forth herein, starting on page 5.


   The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

CONTENTS
------------------------------------------------------------------------------
   Report of Independent Auditors                                         5
   ---------------------------------------------------------------------------
   Audited Financial Statements
   Balance Sheet                                                          6
   ---------------------------------------------------------------------------
   Statements of Operations and Changes in Net Assets                     7
   ---------------------------------------------------------------------------
   Notes to Financial Statements                                          9
   ---------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

   The Contract Owners of T. Rowe Price Variable Annuity
   Account of First Security Benefit Life Insurance and
   Annuity Company of New York and The Board of
   Directors of First Security Benefit Life Insurance and
   Annuity Company of New York

   We have audited the accompanying individual and combined balance sheets of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of First Security Benefit Life Insurance and Annuity Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

   Kansas City, Missouri
   February 4, 2000

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

BALANCE SHEET                                                                                    DECEMBER 31, 1999
                                                                                           (DOLLARS IN THOUSANDS -
                                                                                 EXCEPT PER SHARE AND UNIT VALUES)
  ASSETS
Investments:
   T. Rowe Price Portfolios:
     New America Growth Portfolio - 167,990 shares at net asset value of $26.18 per share (cost, $3,597)   $ 4,398
     International Stock Portfolio - 133,205 shares at net asset value of $19.04 per share (cost, $1,840)    2,536
     Equity Income Portfolio - 346,304 shares at net asset value of $18.73 per share (cost, $6,318).....     6,486
     Personal Strategy Balanced Portfolio - 108,900 shares at net asset value of $16.00 per share
     (cost, $1,668).....................................................................................     1,742
     Limited-Term Bond Portfolio - 94,651 shares at net asset value of $4.79 per share (cost, $470).....       453
     Mid-Cap Growth Portfolio - 189,832 shares at net asset value of $17.46 per share (cost, $2,546)....     3,314
     Prime Reserve Portfolio - 1,137,023 shares at net asset value of $1.00 per share (cost, $1,137)....     1,137
                                                                                                         ----------
Combined assets.........................................................................................   $20,066
                                                                                                         ==========

NET ASSETS                                                     NUMBER OF UNITS    UNIT VALUE    AMOUNT
                                                              -----------------------------------------
Net assets are represented by (NOTE 3):
   New America Growth Subaccount:
     Accumulation units.......................................     172,664          $25.47                 $ 4,398

   International Stock Subaccount:
     Accumulation units.......................................     126,636           19.99      $2,532
     Annuity reserves.........................................         212           19.99           4       2,536
                                                                                               --------
   Equity Income Subaccount:
     Accumulation units.......................................     307,417           21.07       6,478
     Annuity reserves.........................................         376           21.07           8       6,486
                                                                                               --------
   Personal Strategy Balanced Subaccount:
     Accumulation units.......................................      89,204           19.44       1,734
     Annuity reserves.........................................         404           19.44           8       1,742
                                                                                               --------
   Limited-Term Bond Subaccount:
     Accumulation units.......................................      35,572           12.39         441
     Annuity reserves.........................................         959           12.39          12         453
                                                                                               --------
   Mid-Cap Growth Subaccount:
     Accumulation units.......................................     187,779           17.65                   3,314

   Prime Reserve Subaccount:
     Accumulation units.......................................      99,390           11.44                   1,137
                                                                                                         ----------
Combined net assets...........................................                                             $20,066
                                                                                                         ==========

See accompanying notes.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       YEAR ENDED DECEMBER 31, 1999
                                                                                                     (IN THOUSANDS)

                                              NEW AMERICA       INTERNATIONAL    EQUITY INCOME   PERSONAL STRATEGY
                                           GROWTH SUBACCOUNT  STOCK SUBACCOUNT    SUBACCOUNT    BALANCED SUBACCOUNT
                                          --------------------------------------------------------------------------

Dividend distributions..................        $  ---             $    9            $  127           $   52
Expenses (NOTE 2):
   Mortality and expense risk fee.......           (23)               (11)              (38)             (10)
                                          --------------------------------------------------------------------------
Net investment income (loss)............           (23)                (2)               89               42
Capital gain distributions..............           252                 29               287              102
Realized gain (loss) on investments.....           346                 80               349               50
Unrealized appreciation
   (depreciation) on investments........          (101)               514              (526)             (64)
                                          --------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments...........           497                623               110               88
                                          --------------------------------------------------------------------------
Net increase in net assets
   resulting from operations............           474                621               199              130
Net assets at beginning of year.........         4,273              1,907             6,972            1,707
Variable annuity deposits                          625                340               700              178
   (NOTES 2 AND 3)
Terminations and withdrawals
   (NOTES 2 AND 3)......................          (974)              (332)           (1,385)            (273)
Annuity payments (NOTES 2 AND 3)........           ---                ---               ---              ---
                                          --------------------------------------------------------------------------
Net assets at end of year...............        $4,398             $2,536            $6,486           $1,742
                                          ==========================================================================

                                             LIMITED-TERM       MID-CAP GROWTH      PRIME RESERVE
                                            BOND SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          COMBINED
                                          --------------------------------------------------------------------------
Dividend distributions..................        $  27               $  ---             $   53             $   268
Expenses (NOTE 2):
   Mortality and expense risk fee.......           (3)                 (14)                (6)               (105)
                                          --------------------------------------------------------------------------
Net investment income (loss)............           24                  (14)                47                 163
Capital gain distributions..............          ---                   33                ---                 703
Realized gain (loss) on investments.....           (3)                 165                ---                 987
Unrealized appreciation
   (depreciation) on investments........          (21)                 410                ---                 212
                                          --------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments...........          (24)                 608                ---               1,902
                                          --------------------------------------------------------------------------
Net increase in net assets
   resulting from operations............          ---                  594                 47               2,065
Net assets at beginning of year.........          515                2,228              1,093              18,695
Variable annuity deposits                         167                  926                490               3,426
   (NOTES 2 AND 3)
Terminations and withdrawals
   (NOTES 2 AND 3)......................         (229)                (434)              (493)             (4,120)
Annuity payments (NOTES 2 AND 3)........          ---                  ---                ---                 ---
                                          --------------------------------------------------------------------------
Net assets at end of year...............        $ 453               $3,314             $1,137             $20,066
                                          ==========================================================================

See accompanying notes.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                          YEAR ENDED DECEMBER 31, 1998
                                                                                                        (IN THOUSANDS)

                                                 NEW AMERICA       INTERNATIONAL    EQUITY INCOME   PERSONAL STRATEGY
                                              GROWTH SUBACCOUNT  STOCK SUBACCOUNT    SUBACCOUNT    BALANCED SUBACCOUNT
                                             --------------------------------------------------------------------------
Dividend distributions....................        $  ---             $   22             $  134           $   48
Expenses (NOTE 2):
   Mortality and expense risk fee.........           (21)               (10)               (36)              (9)
                                             --------------------------------------------------------------------------
Net investment income (loss)..............           (21)                12                 98               39
Capital gain distributions................            85                  7                213               61
Realized gain on investments..............           200                 63                379               68
Unrealized appreciation
   (depreciation) on investments..........           347                167               (167)              24
                                             --------------------------------------------------------------------------
Net realized and unrealized
   gain on investments....................           632                237                425              153
                                             --------------------------------------------------------------------------
Net increase in net assets
   resulting from operations..............           611                249                523              192
Net assets at beginning of year...........         3,296              1,620              6,053            1,218
Variable annuity deposits (NOTES 2 AND 3).         1,057                471              1,652              581
Terminations and withdrawals (NOTES 2
   AND 3).................................          (691)              (432)            (1,255)            (284)
Annuity payments (NOTES 2 AND 3)..........           ---                 (1)                (1)             ---
                                             --------------------------------------------------------------------------
Net assets at end of year.................        $4,273             $1,907             $6,972           $1,707
                                             ==========================================================================

                                              LIMITED-TERM      MID-CAP GROWTH      PRIME RESERVE
                                             BOND SUBACCOUNT      SUBACCOUNT          SUBACCOUNT        COMBINED
                                           --------------------------------------------------------------------------
Dividend distributions....................       $ 27              $  ---              $   52           $   283
Expenses (NOTE 2):
   Mortality and expense risk fee.........         (3)                 (9)                 (6)              (94)
                                           --------------------------------------------------------------------------
Net investment income (loss)..............         24                  (9)                 46               189
Capital gain distributions................          2                  32                 ---               400
Realized gain on investments..............          3                  65                 ---               778
Unrealized appreciation
   (depreciation) on investments..........          2                 238                 ---               611
                                           --------------------------------------------------------------------------
Net realized and unrealized
   gain on investments....................          7                 335                 ---             1,789
                                           --------------------------------------------------------------------------
Net increase in net assets
   resulting from operations..............         31                 326                  46             1,978
Net assets at beginning of year...........        500               1,077                 790            14,554
Variable annuity deposits (NOTES 2 AND 3).        206               1,058               2,018             7,043
Terminations and withdrawals (NOTES 2
   AND 3).................................       (220)               (233)             (1,761)           (4,876)
Annuity payments (NOTES 2 AND 3)..........         (2)                ---                 ---                (4)
                                           --------------------------------------------------------------------------
Net assets at end of year.................       $515              $2,228              $1,093            18,695
                                           ==========================================================================

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1999 AND 1998

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price Variable Annuity Account (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York
    (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund or series thereof. Purchase payments received by the Account are invested in one of the portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., or
    T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments primarily in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments primarily in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing primarily in short-and intermediate-term investment-grade debt securities, Mid-Cap Growth Portfolio
    - emphasis on long-term capital appreciation through investments primarily in common stocks of medium-sized growth companies and Prime Reserve
    Portfolio - emphasis on preservation of capital and liquidity while generating current income by investing primarily in high-quality money market securities.

    T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisors are responsible for managing the portfolios' assets in accordance with the terms of the investment advisory contracts.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold during the years ended December 31 were as follows:

                                                               1999                         1998
                                                  ------------------------------------------------------------
                                                      COST OF     PROCEEDS FROM    COST OF     PROCEEDS FROM
                                                     PURCHASES        SALES       PURCHASES        SALES
                                                  ------------------------------------------------------------
                                                                        (IN THOUSANDS)

      New America Growth Portfolio................    $   945         $1,065         $1,184       $   754
      International Stock Portfolio...............        380            345            540           483
      Equity Income Portfolio.....................      1,202          1,511          2,107         1,400
      Personal Strategy Balanced Portfolio........        346            297            738           341
      Limited-Term Bond Portfolio.................        196            234            279           269
      Mid-Cap Growth Portfolio....................      1,005            494          1,112           264
      Prime Reserve Portfolio.....................        543            499          2,072         1,769

    ANNUITY RESERVES

    Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The operations of the Account are a part of the operations of FSBL. Under current law, no federal income taxes are allocated by FSBL to the operations of the Account.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                                                UNITS
                                                                                   ---------------------------------
                                                                                   ---------------------------------
                                                                                        YEAR ENDED DECEMBER 31
                                                                                         1999            1998
                                                                                   ---------------------------------
                                                                                            (IN THOUSANDS)
      New America Growth Subaccount:
         Variable annuity deposits.................................................       26              51
         Terminations, withdrawals and annuity payments............................       42              34
      International Stock Subaccount:
         Variable annuity deposits.................................................       21              33
         Terminations, withdrawals and annuity payments............................       20              31
      Equity Income Subaccount:
         Variable annuity deposits.................................................       32              86
         Terminations, withdrawals and annuity payments............................       66              66
      Personal Strategy Balanced Subaccount:
         Variable annuity deposits.................................................       10              36
         Terminations, withdrawals and annuity payments............................       15              19
      Limited-Term Bond Subaccount:
         Variable annuity deposits.................................................       13              17
         Terminations, withdrawals and annuity payments............................       18              19
      Mid-Cap Growth Subaccount:
         Variable annuity deposits.................................................       61              82
         Terminations, withdrawals and annuity payments............................       29              18
      Prime Reserve Subaccount:
         Variable annuity deposits.................................................       44             188
         Terminations, withdrawals and annuity payments............................       44             164

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

CONTENTS
--------------------------------------------------------------------------------

    Report of Independent Auditors                                       13
    ----------------------------------------------------------------------------
    Audited Financial Statements
    Balance Sheets                                                       14
    ----------------------------------------------------------------------------
    Statements of Income                                                 15
    ----------------------------------------------------------------------------
    Statements of Changes in Stockholder's Equity                        16
    ----------------------------------------------------------------------------
    Statements of Cash Flows                                             17
    ----------------------------------------------------------------------------
    Notes to Financial Statements                                        18
    ----------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

   The Board of Directors
   First Security Benefit Life Insurance and Annuity Company of New York

   We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly-owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 1999 and 1998, and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

   Kansas City, Missouri
   February 4, 2000

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

BALANCE SHEET

                                                                                        DECEMBER 31
                                                                                  1999              1998
                                                                            ----------------------------------
ASSETS                                                                                (IN THOUSANDS)
Fixed maturities available-for-sale........................................      $ 6,655          $ 6,729
Cash ......................................................................          260              495
Accrued investment income..................................................           96              108
Reinsurance recoverable....................................................          182              209
Deferred policy acquisition costs..........................................           58               62
Deferred income tax asset..................................................           52              ---
Other assets...............................................................          108              150
Separate account assets....................................................       20,066           18,695
                                                                            ==================================
                                                                                 $27,477          $26,448
                                                                            ==================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values..............................      $   524          $   555
   Deferred income tax liability...........................................          ---               86
   Other liabilities.......................................................          ---               74
   Separate account liabilities............................................       20,066           18,695
                                                                            ----------------------------------
Total liabilities..........................................................       20,590           19,410

Stockholder's equity:
   Common capital stock, par value $10 per share;
     200,000 shares authorized, issued and outstanding.....................        2,000            2,000
   Additional paid-in capital..............................................        4,600            4,600
   Accumulated other comprehensive income (loss), net......................          (57)             119
   Retained earnings.......................................................          344              319
                                                                            ----------------------------------
Total stockholder's equity.................................................        6,887            7,038
                                                                            ==================================
                                                                                 $27,477          $26,448
                                                                            ==================================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF INCOME

                                                                              YEAR ENDED DECEMBER 31
                                                                         1999           1998           1997
                                                                    --------------------------------------------
                                                                                  (IN THOUSANDS)
Revenues:
   Net investment income...........................................      $407           $441           $478
   Asset based fees................................................       104             92             60
                                                                    --------------------------------------------
Total revenues.....................................................       511            533            538

Benefits and expenses:
   Interest credited to annuity account balances...................        15             16             20
   Operating expenses..............................................       464            418            336
   Amortization of deferred policy acquisition costs...............         7              9              7
                                                                    --------------------------------------------
Total benefits and expenses........................................       486            443            363
                                                                    --------------------------------------------
Income before income taxes.........................................        25             90            175
Income taxes.......................................................       ---             28             63
                                                                    ============================================
Net income.........................................................      $ 25           $ 62           $112
                                                                    ============================================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          ADDITIONAL  ACCUMULATED OTHER
                                                           PAID-IN      COMPREHENSIVE     RETAINED
                                            COMMON STOCK   CAPITAL      INCOME (LOSS)     EARNINGS       TOTAL
                                            ----------------------------------------------------------------------
                                                                       (IN THOUSANDS)

Balance at December 31, 1996.............       $2,000      $4,600          $116            $145        $6,861
   Comprehensive income:
     Net income..........................          ---         ---           ---             112           112
     Other comprehensive income, net.....          ---         ---             2             ---             2
                                                                                                    --------------
   Comprehensive income..................                                                                   114
                                            ----------------------------------------------------------------------
Balance at December 31, 1997.............        2,000       4,600           118             257         6,975
   Comprehensive income:
     Net income..........................          ---         ---           ---              62            62
     Other comprehensive income, net.....          ---         ---             1             ---             1
                                                                                                    --------------
   Comprehensive income..................                                                                    63
                                            ----------------------------------------------------------------------
Balance at December 31, 1998.............        2,000       4,600           119             319         7,038
   Comprehensive income:
     Net income..........................          ---         ---           ---              25            25
     Other comprehensive loss, net.......          ---         ---          (176)            ---          (176)
                                                                                                    --------------
   Comprehensive loss....................                                                                 (151)
                                            ----------------------------------------------------------------------
Balance at December 31, 1999.............       $2,000      $4,600         $ (57)           $344        $6,887
                                            ======================================================================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

                                                                                  YEAR ENDED DECEMBER 31
                                                                             1999           1998          1997
                                                                        -------------------------------------------
OPERATING ACTIVITIES                                                                   (IN THOUSANDS)
Net income............................................................     $   25         $   62          $112
Adjustments to reconcile  net income to net cash provided by (used in)
   operating activities:
   Decrease in reinsurance recoverable................................         27             10            21
   Policy acquisition costs deferred..................................         (3)           (13)          (30)
   Policy acquisition costs amortized.................................          7              9             7
   Provision for deferred income taxes................................        (16)           (19)            9
   Decrease in policy reserves........................................        (27)           (11)          (20)
   Interest credited to annuity account balances......................         15             16            20
   Increase (decrease) in other liabilities...........................        (74)           (27)           75
   Other..............................................................         71            (30)           17
                                                                        -------------------------------------------
Net cash provided by (used in) operating activities...................         25            (3)           211

INVESTING ACTIVITIES
Sale, maturity or repayment of fixed maturities available-for-sale.         2,187          1,521           558
Acquisition of fixed maturities available-for-sale....................     (2,428)        (1,495)         (323)
                                                                        -------------------------------------------
Net cash provided by (used in) investing activities...................       (241)            26           235

FINANCING ACTIVITIES
Deposits credited to annuity account balances.........................         79            113           227
Withdrawals from annuity account balances.............................        (98)          (149)         (240)
                                                                        -------------------------------------------
Net cash used in financing activities.................................        (19)           (36)          (13)
                                                                        -------------------------------------------
Net increase (decrease) in cash.......................................       (235)           (13)          433
Cash at beginning of year.............................................        495            508            75
                                                                        ===========================================
Cash at end of year...................................................     $  260         $  495          $508
                                                                        ===========================================

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1999

1.  SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in a variable annuity product with separate account assets managed by a single investment advisor. The Company is a wholly-owned subsidiary of Security Benefit Group, Inc., which is an indirect wholly-owned subsidiary of Security Benefit Mutual Holding Company (SBMHC). SBMHC was formed July 31, 1998 in conjunction with the conversion of Security Benefit Life Insurance Company (SBL) (the Company's previous ultimate parent) from a mutual life insurance company to a stock life insurance company under a mutual holding company structure.

    USE OF ESTIMATES

    The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

    INVESTMENTS

    Fixed maturities are classified as available-for-sale and are stated at fair value with the unrealized gain or loss, net of deferred income taxes, reported as a separate component of accumulated other comprehensive income
    (loss). Premiums and discounts are recognized over the estimated lives of the assets adjusted for prepayment activity.

    DEFERRED POLICY ACQUISITION COSTS

    To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issue, underwriting and marketing costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred.

    For deferred annuity business, deferred policy acquisition costs are amortized in proportion to the present value (discounted at the crediting rate) of expected gross profits from investment, mortality and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    SEPARATE ACCOUNT

    The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contractholders who bear the investment risk. The separate account is established in conformity with New York insurance laws and is not chargeable with liabilities that arise from any other business of the Company. Assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The separate account assets recorded by the Company are invested in subaccounts which are managed by T. Rowe Price Associates, Inc. (or an affiliated company). Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contractholders, are excluded from the amounts reported in the accompanying statements of income. Investment income and gains or losses arising from the separate account accrue directly to the contractholders and are, therefore, not included in investment earnings in the accompanying statements of income. Revenues to the Company from the separate account consist principally of mortality and expense risk charges.

    POLICY RESERVES AND ANNUITY ACCOUNT VALUES

    Liabilities for future policy benefits for deferred annuity products represent accumulated contract values, without reduction for potential surrender charges that are amortized over the life of the policy. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 3.75% to 5.05% during 1999, from 3.40% to 4.75% during 1998 and from 4.85% to 5.70% during 1997.

    INCOME TAXES

    Deferred tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expenses or benefits reflected in the Company's statements of income are based on changes in deferred tax assets or liabilities from period to period (excluding unrealized gains or losses on available-for-sale securities).

    RECOGNITION OF REVENUES

    Revenues from investment-type contracts (deferred annuities) consist of mortality and expense risk charges assessed against contractholder account balances during the period.

    FAIR VALUES OF FINANCIAL INSTRUMENTS

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Cash: The carrying amounts reported in the balance sheets approximate their fair values.

    Investment securities: Fair values for fixed maturities are based on quoted market prices, if available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

    Investment-type contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts. The carrying amounts reported in the balance sheets approximate their fair values.

    STATUTORY FINANCIAL INFORMATION

    The Company prepares statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the New York insurance regulatory authorities. Accounting practices used to prepare statutory-basis financial statements for regulatory filings of stock life insurance companies differ in certain instances from generally accepted accounting principles (GAAP). Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. In addition, effective January 1, 2001, the NAIC has adopted the codification of Statutory Accounting Principles (the Codification). Once implemented, the definitions of what comprises prescribed versus permitted statutory accounting practices may result in changes to accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurer's state of domicile. The Company does not expect a material impact on its statutory financial statements resulting from the implementation of Codification. The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York insurance laws. The following reconciles the Company's net income and statutory surplus determined in accordance with accounting practices prescribed or permitted by the New York Insurance Department with net income and stockholder's equity on a GAAP basis.

                                                                 NET INCOME             STOCKHOLDER'S EQUITY
                                                     ---------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31            DECEMBER 31
                                                        1999        1998       1997        1999       1998
                                                     ---------------------------------------------------------
                                                                          (IN THOUSANDS)
      Based on statutory accounting practices.....       $22         $27       $ 97       $6,827     $6,758
      Investment carrying amounts.................       ---         ---        ---          (97)       201
      Deferred policy acquisition costs...........        (4)          4         23           58         62
      Income taxes................................         2          23        (24)          52        (86)
      Investment reserve..........................       ---         ---        ---            6          6
      Nonadmitted assets..........................       ---         ---        ---           41         82
      Other.......................................         5           8         16          ---         15
                                                     ---------------------------------------------------------
      Based on GAAP...............................       $25         $62       $112       $6,887     $7,038
                                                     =========================================================

    Under the laws of the state of New York, the Company is required to maintain minimum capital and surplus of $6,000,000.

2.  INVESTMENTS

    Information as to the amortized cost, gross unrealized gains and losses, and
    fair   values   of   the   Company's    portfolio   of   fixed    maturities
    available-for-sale at December 31, 1999 and 1998 is as follows:

                                                                                 1999
                                                        ------------------------------------------------------
                                                                          GROSS         GROSS
                                                          AMORTIZED     UNREALIZED    UNREALIZED      FAIR
                                                             COST         GAINS         LOSSES        VALUE
                                                        ------------------------------------------------------
                                                                            (IN THOUSANDS)

      U.S. Treasury securities.........................     $3,546         $35          $ 36         $3,545
      Obligations of states and political subdivisions.        412         ---            21            391
      Corporate securities.............................      1,259           1            36          1,224
      Mortgage-backed securities.......................      1,535         ---            40          1,495
                                                        ------------------------------------------------------
      Total fixed maturities...........................     $6,752         $36          $133         $6,655
                                                        ======================================================


                                                                                 1998
                                                        ------------------------------------------------------
                                                                          GROSS         GROSS
                                                          AMORTIZED     UNREALIZED    UNREALIZED      FAIR
                                                             COST         GAINS         LOSSES        VALUE
                                                        ------------------------------------------------------
                                                                            (IN THOUSANDS)

      U.S. Treasury securities.........................    $4,442         $161           $---        $4,603
      Corporate securities.............................     1,121           18            ---         1,139
      Asset-backed securities..........................       153            3            ---           156
      Mortgage-backed securities.......................       812           19            ---           831
                                                        ------------------------------------------------------
      Total fixed maturities...........................    $6,528         $201           $---        $6,729
                                                        ======================================================

    The amortized cost and fair value of fixed maturities available-for-sale at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST       FAIR VALUE
                                             -----------------------------------
                                                        (IN THOUSANDS)
Due in one year or less.....................      $  952              $  949
Due after one year through five years.......       4,107               4,061
Due after five years through 10 years.......         158                 150
Mortgage-backed securities..................       1,535               1,495
                                             ===================================
                                                  $6,752              $6,655
                                             ===================================

    The composition of the Company's portfolio of fixed maturities by quality rating at December 31, 1999 is as follows:

QUALITY RATING                                  CARRYING AMOUNT         %
--------------------------------------------------------------------------------
                                                (IN THOUSANDS)
AAA.........................................         $5,808            87%
AA..........................................            477             7%
A...........................................            370             6%
                                             ===================================
                                                     $6,655           100%
                                             ===================================

    At December 31, 1999, fixed maturities available-for-sale with a carrying amount of $525,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

    Major categories of net investment income for the years ended December 31, 1999, 1998 and 1997 are summarized as follows:

                                                  1999            1998            1997
                                            -------------------------------------------------
                                                             (IN THOUSANDS)
Interest on fixed maturities................      $428            $452            $500
Other.......................................        20              17               7
                                            -------------------------------------------------
Total investment income.....................       448             469             507
Less investment expenses....................        41              28              29
                                            -------------------------------------------------
Net investment income.......................      $407            $441            $478
                                            =================================================


    There were no sales of fixed maturities available-for-sale for the years ended December 31, 1999, 1998 and 1997.

3.  INCOME TAXES

    The Company files a life/nonlife consolidated federal income tax return with SBMHC. Income taxes are allocated to the Company on the basis of its filing a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such differences relate principally to deferred policy acquisition costs.

    Income tax expense (benefit) consists of the following for the years ended December 31, 1999, 1998 and 1997:

                                                  1999            1998            1997
                                             -----------------------------------------------
                                                             (IN THOUSANDS)
Current.....................................      $ 16            $ 47             $54
Deferred....................................       (16)            (19)              9
                                             ===============================================
Income tax expense..........................      $---            $ 28             $63
                                             ===============================================


    The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to dividends-received deduction. Income taxes paid by the Company were $34,000, $51,000 and $89,000 during 1999, 1998 and 1997, respectively.

    Net deferred income tax assets or liabilities primarily consist of the unrealized appreciation on fixed maturities available-for-sale and deferred policy acquisition costs.

4.  RELATED-PARTY TRANSACTIONS

    The Company paid $163,000 in 1999,  $152,000 in 1998 and $144,000 in 1997 to
    affiliates for providing management, investment and administrative services.

5.  REINSURANCE

    Principal reinsurance transactions for the years ended December 31, 1999, 1998 and 1997 are summarized as follows:

                                                  1999            1998            1997
                                             -----------------------------------------------
                                                             (IN THOUSANDS)
Reinsurance ceded:
   Premiums paid............................       $ 3              $3             $ 2
                                             ===============================================
   Claim recoveries.........................       $13              $8             $13
                                             ===============================================

    In the accompanying financial statements, premiums and benefits are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. The Company remains liable to policyholders if the reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. At December 31, 1999 and 1998, the Company had established a receivable totaling $182,000 and $209,000, respectively, for reinsurance claims and other receivables from its reinsurer.

6.  IMPACT OF YEAR 2000 (UNAUDITED)

    Over the past several years, SBL has been assessing the potential impact of the year 2000 on its systems, procedures, customers and business processes. This assessment provided information on system components that needed to be replaced or modified. All identified modifications to the Company's operating systems were completed during 1998 and 1999. Subsequent to December 31, 1999, the Company has experienced no significant impact on its business operations resulting from the year 2000. SBL continues to assess and test its systems to ensure continued compliance and expects no significant future impact.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a) Financial Statements
              All required financial statements are included in Part B of this Registration Statement.

          (b) Exhibits
               (1) Certified  Resolution  of the  Board  of  Directors  of First
                   Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(b)
               (2) Not Applicable
               (3) Distribution Agreement (Amended and Restated)(b)
               (4) (a) Individual Contract (Form FSB201 R11-96)(a)
                   (b) Unisex Individual Contract (Form FSB201U R11-96)(a)
                   (c) TSA Endorsement (Form FSB202 R2-97)(a)
                   (d) IRA Endorsement (Form FSB203 R2-97)(a)
                   (e) Dollar Cost Averaging Endorsement (Form FSB211 4-94)(a)
                   (f) Asset Rebalancing Endorsement (Form FSB212 4-94)(a)
                   (g) Roth IRA Endorsement (Form FSB206 11-97)
               (5) Form of Application(a)
               (6) (a) Declaration  and  Certificate of  Incorporation  of First
                       Security Benefit Life Insurance and Annuity Company of New York(a)
                   (b) Bylaws  of First  Security  Benefit  Life  Insurance  and
                       Annuity Company of New York(a)
               (7) Not Applicable
               (8) (a) Participation Agreement(b)
                   (b) Master Agreement (Amended and Restated)(b)
               (9) Opinion of Counsel
              (10) Consent of Independent Auditors
              (11) Not Applicable
              (12) Not Applicable
              (13) Schedule of Computation of Performance
              (14) Not Applicable
              (15) Powers of Attorney of Howard R. Fricke,  Donald J.  Schepker,
                   James R. Schmank, Roger K. Viola, John E. Hayes, Jr., Kris A. Robbins, Katherine White, Stephen R. Herbert and Stephen A. Crane

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1999).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL
          BUSINESS ADDRESS                  POSITIONS AND OFFICES WITH DEPOSITOR

          Howard R. Fricke*                 CEO and Chairman of the Board

          Peggy S. Avey                     Assistant Secretary and Chief
          70 West Red Oak Lane-4th Floor    Administrative Officer
          White Plains, New York 10604

          Donald J. Schepker*               Vice President and Director

          James R. Schmank*                 Director, Vice President and
                                            Treasurer

          Roger K. Viola*                   Secretary, Vice President, General
                                            Counsel and Director

          Kris A. Robbins*                  President and Director

          Stephen A. Crane                  Director
          480 Park Avenue
          New York, NY 10022

          John E. Hayes, Jr.                Director
          200 Gulf Blvd.
          Belleair Shore, FL 33786

          Stephen R. Herbert                Director
          1100 Summer Street
          Stamford, CT 06905

          Katherine White                   Director
          32 Avenue of the Americas
          125 W. 55th Street
          New York, NY 10019-5389

          Leland Kling*                     Assistant Vice President

          J. Timothy Gaule*                 Valuation Actuary

          Ken Abitz*                        Internal Auditor

          Brandt Brock*                     Product Development Actuary

          *Located at 700 SW Harrison Street, Topeka, Kansas 66636.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Group, Inc., which is wholly owned by Security Benefit Life Insurance Company
          (SBL). SBL is wholly owned by Security Benefit Corp. Security Benefit Corp. is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 1999, no one person holds more than approximately 0.0004% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York or First Security Benefit Life Insurance and Annuity Company of New York:

                                                                  PERCENT OF
                                              JURISDICTION OF  VOTING SECURITIES
                    NAME                       INCORPORATION    OWNED BY SBMHC
                    ----                       -------------    --------------
                                                                 (DIRECTLY OR
                                                                  INDIRECTLY)

          Security Benefit Mutual Holding          Kansas            ---
          Company (Holding Company)

          Security Benefit Corp.                   Kansas            100%
          (Holding Company)

          Security Benefit Life Insurance          Kansas            100%
          Company (Stock Life Insurance Company)

          Security Benefit Group, Inc.             Kansas            100%
          (Holding Company)

          Security Management Company, LLC         Kansas            100%
          (Investment Adviser)

          Security Distributors, Inc.              Kansas            100%
          (Broker/Dealer, Principal
          Underwriter of Mutual Funds)

          Security Benefit Academy, Inc.           Kansas            100%
          (Daycare Company)

          Security Financial Resources, Inc.       Kansas            100%
          (Financial Services Company)

          First Advantage Insurance Agency, Inc.   Kansas            100%
          (Insurance Agency)

          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: None

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of April 1, 2000, there were 407 owners of the Contract.

ITEM 28.  INDEMNIFICATION

          Article IX, Section 1(c) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

          The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter for the Registrant is T. Rowe Price Investment Services, Inc. ("Investment Services). Investment Services acts as the principal underwriter for eighty-eight mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax- Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc.,
              T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.,
              T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc.,
              T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc.,
              T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., and T. Rowe Price Real Estate Fund, Inc. Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker- dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services does not engage in a general securities business. Since the Contract is sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

          (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                         POSITIONS AND             POSITIONS AND
                                         OFFICES WITH              OFFICES WITH
              NAME                       UNDERWRITER               REGISTRANT
              ----                       -------------             ------------

              James S. Riepe             Chairman of the Board
                                           and Director
              Edward C. Bernard          President and Director      None
              Henry H. Hopkins           Vice President              Vice
                                           and Director                President
              Charles E. Vieth           Vice President              None
                                           and Director
              Patricia M. Archer         Vice President              None
              Steven J. Banks            Vice President              None
              John T. Bielski            Vice President              None
              Darrell N. Braman          Vice President              None
              Ronae M. Brock             Vice President              None
              Meredith C. Callanan       Vice President              None
              John H. Cammack            Vice President              None
              Ann R. Campbell            Vice President              None
              Christine M. Carolan       Vice President              None
              Joseph A. Carrier          Vice President              None
              Laura H. Chasney           Vice President              None
              Renee M. Christoff         Vice President              None
              Christopher W. Dyer        Vice President              None
              Christine S. Fahlund       Vice President              None
              Forrest R. Foss            Vice President              None
              Thomas A. Gannon           Vice President              None
              Andrea G. Griffin          Vice President              None
              Douglas E. Harrison        Vice President              None
              David J. Healy             Vice President              None
              Joanne M. Healey           Vice President              None
              Joseph P. Healy            Vice President              None
              Walter J. Helmlinger       Vice President              None
              Valerie King-Calloway      Vice President              None
              Eric G. Knauss             Vice President              None
              Sharon R. Krieger          Vice President              None
              Steven A. Larson           Vice President              None
              Jeanette M. LeBlanc        Vice President              None
              Keith W. Lewis             Vice President              None
              Gayle A. Lomax             Vice President              None
              Sarah McCafferty           Vice President              None
              Maurice A. Minerbi         Vice President              None
              Mark J. Mitchell           Vice President              None
              Nancy M. Morris            Vice President              None
              George A. Murnaghan        Vice President              None
              Steven E. Norwitz          Vice President              None
              Kathleen M. O'Brien        Vice President              None
              Barbara A. O'Connor        Vice President              None
              Wayne D. O'Melia           Vice President              None
              David Oestreicher          Vice President              None
              Robert Petrow              Vice President              None
              Pamela D. Preston          Vice President              None
              George D. Riedel           Vice President              None
              Lucy B. Robins             Vice President              None
              John R. Rockwell           Vice President              None
              Kenneth J. Rutherford      Vice President              None
              Alexander Savich           Vice President              None
              Kristin E. Seeberger       Vice President              None
              Donna B. Singer            Vice President              None
              Bruce D. Stewart           Vice President              None
              William W. Strickland, Jr  Vice President              None
              Jerome Tuccille            Vice President              None
              Walter Wdowiak             Vice President              None
              William F. Wendler II      Vice President              None
              Jane F. White              Vice President              None
              Thomas R. Woolley          Vice President              None
              Barbara A. O'Connor        Controller                  None
              Theodore J. Zamerski III   Assistant Vice President    None
                                           and Assistant
                                           Controller
              Matthew B. Alsted          Assistant Vice President    None
              Kimberly B. Andersen       Assistant Vice President    None
              Richard J. Barna           Assistant Vice President    None
              Catherine L. Berkenkemper  Assistant Vice President    None
              Edwin J. Brooks III        Assistant Vice President    None
              Carl A. Cox                Assistant Vice President    None
              Charles R. Dicken          Assistant Vice President    None
              Cheryl L. Emory            Assistant Vice President    None
              John A. Galateria          Assistant Vice President    None
              Edward F. Giltenan         Assistant Vice President    None
              Jason L. Gounaris          Assistant Vice President    None
              Janelyn A. Healey          Assistant Vice President    None
              Sandra J. Kiefler          Assistant Vice President    None
              Suzanne M. Knoll           Assistant Vice President    None
              Patricia B. Lippert        Assistant Vice President    Secretary
              Teresa M. Loeffert         Assistant Vice President    None
              C. Lillian Matthews        Assistant Vice President    None
              Janice D. McCrory          Assistant Vice President    None
              Danielle N. Nicholson      Assistant Vice President    None
              JeanneMarie B. Patella     Assistant Vice President    None
              Kylelane Purcell           Assistant Vice President    None
              David A. Roscum            Assistant Vice President    None
              Matthew A. Scher           Assistant Vice President    None
              Carole H. Smith            Assistant Vice President    None
              John A. Stranovsky         Assistant Vice President    None
              Nolan L. North             Assistant Treasurer         None
              Barbara A. Van Horn        Assistant Secretary         None

          (c) Not   applicable.   Investment   Services  will  not  receive  any
              compensation with respect to its activities as underwriter for the Contract since the Contract is sold on a no-load basis.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its administrative offices--70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

          (e) Registrant represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas, on this 24th day of April, 2000.

SIGNATURES AND TITLES

Howard R. Fricke                SECURITY BENEFIT LIFE INSURANCE
Chairman of the Board,          AND ANNUITY COPMPANY OF NEW YORK
Chief Executive Officer         (The Depositor)
and Director

                                By:  ROGER K. VIOLA
Donald J. Schepker                   -------------------------------------------
Vice President and Director          Roger K. Viola, Senior Vice President,
                                     and Director as Attorney In-Fact for the
                                     Officers and Directors Whose Names Appear
James R. Schmank                     Opposite
Vice President, Director
and Treasurer
                                T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
                                FIRST SECURITY BENEFIT LIFE INSURANCE
Roger K. Viola                  ANNUITY COMPANY OF NEW YORK
Secretary, Vice President,      (The Registrant)
General Counsel and Director

                                By:  SECURITY BENEFIT LIFE INSURANCE COMPANY
John E. Hayes, Jr.                   (The Depositor)
Director

                                By:  HOWARD R. FRICKE
Kris A. Robbins                      -------------------------------------------
President and Director               Howard R. Fricke, Chairman of the Board and
                                     Chief Executive Officer

Stephen R. Herbert
Director                        By:  JAMES R. SCHMANK
                                     -------------------------------------------
                                     James R. Schmank, Vice President and
Katherine White                      Treasurer
Director                             (Principal Financial Officer)


Stephen A. Crane                (ATTEST): ROGER K. VIOLA
Director                                  --------------------------------------
                                          Roger K. Viola, Secretary, Vice
                                          President and Director


                                Date: April 24, 2000

                                  EXHIBIT INDEX

 (1) None

 (2) None

 (3) None

 (4) (g) Roth IRA Endorsement (Form FSB 206 11-97)

 (5) None

 (6) None

 (7) None

 (8) (a) None
     (b) None

 (9) Opinion of Counsel

(10) Consent of Independent Auditors

(11) None

(12) None

(13) Schedule of Computation of Performance

(14) None

(15) Powers of Attorney of Howard R. Fricke, Donald J. Schepker, James R. Schmank, Roger K. Viola, John E. Hayes, Jr., Kris A. Robbins, Katherine White, Stephen R. Herbert, and Stephen A. Crane.